UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

Sit U.S. Government Securities Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end:   March 31, 2020

Date of reporting period:   September 30, 2020

Item 1: Reports to Stockholders

Semi-Annual Report

September 30, 2020

U.S. Government Securities Fund

Quality Income Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Sit Mutual Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will remain available on the Funds’ website (sitfunds.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports electronically from the Fund by calling 1-800-332-5580 or by enrolling online at sitfunds.com, or, if you are invested through your financial intermediary, you may contact them directly.

You may elect to receive all future reports in paper free of charge. You can inform the Funds by calling 1-800-332-5580, or, if you are invested through your financial intermediary, you may contact them directly. Your election to receive reports in paper will apply to all funds held with Sit Mutual Funds or through your financial intermediary, as applicable.

Sit Mutual Funds BOND FUNDS SEMI-ANNUAL REPORT TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER October 30, 2020

Dear fellow shareholders:

According to Chinese tradition, it is reputed to be a curse to wish upon an adversary: “May you live in interesting times”. If such an imprecation exists, we surely fell under its spell this year. Of course, “interesting” does not do justice to 2020. Indeed, it was Lenin who ominously said: “There are decades where nothing happens; and there are weeks when decades happen.” The six-month period ended September 30, 2020 contained such weeks. The world experienced the worst pandemic in a century and the most severe and abrupt collapse in economic activity since the Great Depression. Extraordinary volatility enveloped the financial markets. These six months will long be remembered, analyzed and debated by historians for the decisions made, their consequences, and the long-lasting changes in the ways we live, work, and interact as a society.

These six months were also characterized by the initial steps to re-open the U.S. and global economies. This period is marked not only by a freefall of the economy but also by a remarkably powerful rebound of much of it and the resilience of financial markets. However, perhaps no aspect of this period is more significant and long-lasting than the monetary and fiscal “shock and awe” campaign unleashed by the Federal Reserve and the federal government to force the economy and markets out of crisis. We will recover from this economic plunge in coming months, but the after-effects of the massive government interventions will persist, shaping market environments far into the future.

The New Era of Whatever it Takes

During the last six months, the Federal Reserve and Congress demonstrated an extraordinary commitment to doing whatever is necessary to ensure liquidity and stability in financial markets. The Fed had already slashed the Fed Funds rate in two cuts by March back to the all-time low of 0.00%-0.25% last seen in the throes of the Great Recession in 2008 (and not raised until late 2015). That was just the opening salvo this time. With monetary policy constrained by an almost zero fed funds rate, the Federal Reserve unleashed an array of actions which meaningfully exceeded the level of response to the 2008 liquidity crisis. The Fed quickly began massive buying of mainly Treasuries and Agency mortgage-backed securities that totaled almost $3 trillion. These purchases equaled a large portion of the annual volume of those markets. Fed holdings are expected to exceed $9 trillion by year end. The combined sum of the Fed and European Central Bank balance sheets ($14.7 trillion by 9/25/20) surged +65% year-over-year. Unwinding these positions in an orderly manner is likely to take decades and ensure that government intervention persists well beyond the pandemic.

Beyond the massive bond purchases, the Fed also established 11 major emergency aid programs to maintain smooth functioning of a wide variety of markets. Most of these programs were new and brought the reach of the Fed further than ever before. These included programs to aid primary Treasury bond dealers, the corporate commercial paper market, money market mutual funds, the asset-backed securities market (which finances credit cards and autos, for example), and one for lending to state and local governments. The Fed also instituted massive direct lending to small and medium size businesses. Furthermore, it created programs to directly buy investment grade corporate bonds in the bond market – a new first for the Federal Reserve. The Fed intervention has been so large that it elevated the Fed’s credibility to the point where the Fed didn’t have to utilize all the available funding for these programs. The confidence the Fed instilled in the markets and the economy by these sweeping measures turned the tide.

The Fed pushed further into unknown territory in late August as it announced a fundamental shift in policy to “inflation averaging.” Essentially, this means it will let inflation run above its longstanding 2% target. Additionally, the Fed shifted its stance to de-emphasize the traditional monitoring of the unemployment rate to gauge if the economy will overheat and inflation pick up. Employment levels can now run at or above full employment estimates without causing concerns over a pre-emptive Fed reaction to raise interest rates. The Fed has also announced enhanced guidance that states its intention to keep short rates near zero until at least 2023.

Congress did not stand idle; it moved fast to provide economic relief totaling $4 trillion since March, with approximately 60% disbursed or committed by September 30. Combined with Federal Reserve and executive actions, total stimulus aid now exceeds $11 trillion, or about 60% of annual GDP, bringing federal outlays to levels not seen since WWII. The corresponding spike in U.S. Treasury issuance has been offset by Fed purchases. This means that the Fed, by buying up so much Treasury debt, was financing the widening surge in the budget deficit arising from the federal spending binge. This exercise in Modern Monetary Theory may have an undesirable impact on inflation and the U.S. dollar eventually.

For the Economy, the Worst and the Best of Times

The Fed’s massive intervention was highly effective. The recession of the first half of 2020 was the deepest as well as the shortest in modern history. This is not surprising, since it was triggered by a manufactured lockdown. The U.S. economy shrank by an annualized -31.4% quarter-to-quarter rate in the 2Q of 2020. That left GDP $2 trillion below the peak in the 4Q of 2019. (A 5% decline occurred in 1Q 2020.) A huge bounce in 3Q 2020 GDP is shaping up to be over +25%. The massive stimulus and controlled re-openings explain why the U.S. economy experienced close to a V-shaped recovery. A large jump in manufacturing orders and the ISM Manufacturing Purchasing Managers Index led to improved business confidence and an improved capital expenditures outlook. Housing starts rose 22.6% in July, the most since October 2016; building applications rose 18.8% during July, the highest increase since January 1990.

However, even the optimistic estimate for 3Q20 GDP would still leave it short of the peak in 4Q 19 by over $600 billion. GDP may not return to its prior top until 2022, driven by pent-up demand, inventory replenishment, and monetary stimulus. U.S. economic normalization is lagging because fiscal disbursements peaked; a fiscal cliff has arisen. Consumer spending, which accounts for just under 70% of GDP, had a strong snapback but may fade as consumers tap more

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

into savings. Initial unemployment claims remain elevated, even relative to 2009; job postings ebbed in August. The post-lockdown economic recovery remains highly vulnerable to coronavirus shocks. The first quarter of 2021 will be a major inflection point in financial markets as vaccines begin to be distributed in various places around the world. Investors will focus on how quickly vaccines are distributed through mid-2021 to predict the strength of the economic rebound. We believe investors will underestimate the timing and degree of the vaccine-fueled economic rebound. The U.S. may probably be one of the last countries to formally approve a vaccine. In the near term, this may provide significant investment opportunities before a solid rebound in 2021.

The Bond Markets Respond Exceedingly Well to the Medicine

As the Fed bought up Treasuries and MBS, as well as sectors they had never purchased before (investment grade corporate bonds and high-yield ETFs), it sparked an explosive rally in early spring. By summer, a regime of tightly controlled ultra-low rates and low volatility emerged. The 10-year Treasury bond yield had begun the year at 1.92% and fallen as low as 0.54% on March 9. In contrast, during the six months ended 9/30/20, it began at 0.70% and ended at 0.69%. Intra-period, it ticked up briefly as high as 0.91% on 6/5/20 and just barely set a new low of 0.52% on 8/4/20. October started with the 10-year Treasury bond yield breaking out of this range. The real bond yield (net of inflation) likely reached a low of -1.12% on 9/2/20 and is now trending up to the 200-day moving average of -0.50%, 40 percentage points higher than the current level. Steepening trend of the yield curve also developed as the period ended with a difference of 1.33% between the 30-year and 2-year Treasury bond yields, approximately 0.50% higher than when the year began.

The Fed’s intervention allowed investors to overcome tragic economic data, low corporate earnings, and the impending wave of rating downgrades and high yield defaults. Notably, investment-grade corporate yields hit an all-time low of 1.82% in early August as spreads set a new post-coronavirus low of just 1.24% above Treasury bond yields. However, not all spreads have recovered. Securities with lower credit ratings still have room for further price improvement. The Fed actions also sparked a record amount of debt issuance. Treasuries, MBS and investment grade corporate bonds are all on course to see record issuance volumes in 2020. Over $1.2 trillion corporate bonds were issued in the first half, matching the previous full year record set in 2017.

Municipal market momentum also stalled in mid-August and September after a historic comeback in the prior three months. The market movement of early summer fully offset the historic and sudden dislocation of early Spring for all but lowest quality credits. The AAA municipal bond yield curve from 10 to 30 years ended September just 29 to 35 percentage points above all-time lows set in early August. After sluggish issuance in March and April, YTD municipal issuance now totals the highest on record for the first nine months of any year. Taxable municipal bonds were responsible for this surge and lead all major fixed income sectors in YTD returns on 9/30/20.

Our Strategy

The near-term outlook is clouded by the upcoming elections. The 2016 election is a reminder to place post-election market moves in context. That may be especially relevant this year given the potential for a delayed result. Additional stimulus talks remain fluid. Even more fiscal support will only enhance the recovery’s prospects. The Democratic agenda entails approximately $7.2 trillion in new spending over ten years, offset by $3.9 trillion from higher taxes and other revenue. The added growth would likely come at the expense of a higher federal debt burden and uncertain tax effects.

Uncertainty will dissipate after the election season and set the stage for higher risky asset prices and bond yields. The Sit Quality Income Fund is investing in bonds benefitting from the Fed’s bond purchase programs. Such securities include investment grade corporate bonds, money market securities, agency mortgage bonds, asset-backed bonds, and more. Furthermore, we are looking to take advantage of any near-term weakness in bonds as our longer-term view is for improved economic activity in 2021. The Fund will also be positioned defensively against a potentially higher than expected increase in inflation. Within the Sit U.S. Government Securities Fund we continue to position the Fund defensively against global concerns of the COVID-19 virus while maintaining the Fund’s focus on seasoned, high coupon agency mortgage securities which provide a high level of income with relatively stable prices.

We suggest that this is an attractive time to add to municipal portfolios. Municipal bonds are relatively cheap among fixed income sectors. On September 30, the 10-year municipal bond yield closed at 128% of the 10-year Treasury yield vs. an average of 86.2% since 1985. Furthermore, the potential for hikes in income tax rates as well as another stimulus package providing major budgetary relief for states offers a highly appealing dynamic for tax exempt bonds heading into 2021.

We remain optimistic about the long-term prospects for the U.S. economy but acknowledge that challenging times are faced in the near to intermediate term. Despite the extraordinary measures taken, credit rating downgrades have begun, and more are coming. We believe that active investment management can excel in this environment. Our income orientation and positioning in defensive sectors should differentiate our performance. The nation and the markets have experienced unprecedented shocks over the last six months. There have been tragic and painful experiences that we hope and expect our nation will draw wisdom from and eventually move past.

We appreciate your continued interest in the Sit family of funds.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

SEPTEMBER 30, 2020	3

Sit U.S. Government Securities Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.

Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

Fund Performance

The Sit U.S. Government Securities Fund (Class S) provided a return of +0.66% during the 6-month period ending September 30, 2020, compared to the return of the Bloomberg Barclays Intermediate Government Bond Index of +0.75%. The Fund’s 30-day SEC yield was 2.04% and its 12-month distribution rate was 1.68%.

Factors that Influenced the Fund’s Performance

During the 6-month period, the Fund benefited from the consistent relatively high level of income provided by its holdings in higher coupon government agency mortgages. U.S. Treasury securities steepened with longer maturities increasing in yield and shorter maturity securities decreasing in yield. The Fund typically performs well as shorter maturities decrease in yield, however, due to market expectations of future elevated prepayment speeds, prices on mortgage securities underperformed relative to the benchmark. Despite declining mortgage rates, the Fund continues to experience relatively stable prepayment rates as the mortgage holdings are generally well seasoned and have been through many refinancing cycles. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value, however, detracted from the return.

Outlook and Positioning

The U.S. economy began to recover from one of the worst economic downturns since the Great Depression. Consumers spent at a heathy clip as government stimulus payments and vaccine developments contributed to overall consumer confidence. The Federal Reserve continued to buoy the market by keeping the Fed Funds rate below 0.25% and its ongoing asset purchase program. The Federal Reserve continues to buy investment grade corporate bonds, money market securities, agency mortgage bonds, asset-backed bonds, and more. Despite the support from the Federal Reserve, financial markets are likely to experience elevated levels of volatility in the near term as we await results of vaccine testing, the election, and sustainable improvement in the economy. As a result, we expect increased trading opportunities in the near term. Longer term, we expect yield spreads to continue to narrow as the Federal Reserve continues its purchase program and positive developments in a vaccine for COVID-19 occur. Fannie Mae and Freddie Mac announced a joint policy adjustment

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

to extend the buyout timeline for delinquent loans from 4 months to 24 months. This will provide borrowers additional time to cure delinquencies that may have been caused by the COVID-19 virus or any hardships in the past year. As a result, mortgage yield spreads should continue to narrow as any buyouts will be delayed. The Fund’s high coupon mortgages should continue to produce an income advantage in this environment as prepayments are likely to remain stable.

We continue to position the Fund defensively against global concerns of the COVID-19 virus while maintaining the Fund’s focus on seasoned, high coupon agency mortgage securities which provide a high level of income with relatively stable prices. This high level of income and stability of principal has been a fundamental focus of the Fund since its inception.

Bryce A. Doty, CFA	Mark H. Book, CFA
Senior Portfolio Manager	Portfolio Manager

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2020

	Sit U.S.
	Government		Bloomberg	Lipper
	Securities Fund		Barclays	U.S.
			Inter. Gov’t	Gov’t Fund
	Class S	Class Y	Bond Index[1]	Index[2]
Six Months	0.66%	0.80%	0.75%	n/a
One Year	3.82	n/a	5.98	7.17%
Five Years	2.23	n/a	2.76	3.62
Ten Years	1.88	n/a	2.32	3.07
Since Inception-Class S (6/2/87)	5.14	n/a	5.40	5.38
Since Inception-Class Y (1/1/20)	n/a	4.03	5.96	n/a

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Based on total net assets as of September 30, 2020. Subject to change.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 9/30/20:	$11.25 Per Share
Net Asset Value 3/31/20:	$11.26 Per Share
Total Net Assets:	$434.9 Million
Class Y:
Net Asset Value 9/30/20:	$11.25 Per Share
Net Asset Value 3/31/20:	$11.26 Per Share
Total Net Assets:	$49.1 Million

Effective Duration[3]:	3.0 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	8.3%
1-5 Years.	87.9
5-10 Years	2.0
10-20 Years	1.4
20+ Years	0.4

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 15.9 years as of September 30, 2020.

SEPTEMBER 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 30.0%

Federal Home Loan Mortgage Corporation - 5.0%
117,683	4.00	7/1/25	124,804
801,292	5.00	5/1/42	894,127
1,710,481	5.50	8/1/49	2,023,179
51,469	5.82	10/1/37	57,361
399,906	6.50	12/1/34	469,575
1,582,579	6.50	11/1/35	1,817,324
1,894,633	6.50	9/1/39	2,189,718
193,617	6.88	2/17/31	221,372
48,778	7.00	8/1/27	50,424
599,469	7.00	4/1/28	660,079
3,827,218	7.00	12/1/31	4,407,949
486,011	7.00	2/1/37	561,628
319,172	7.00	4/1/37	371,263
4,862,613	7.00	10/1/37	5,644,521
2,596,665	7.00	10/1/38	3,009,000
49,080	7.38	12/17/24	51,282
71,820	7.50	1/1/31	74,125
433,329	7.50	1/1/32	505,255
265,685	7.50	8/1/32	293,759
8,767	7.95	10/1/25	8,805
6,165	7.95	11/1/25	6,190
20,818	8.00	5/1/31	20,910
58,716	8.00	11/1/36	69,543
112,683	8.00	1/1/37	136,957
62,795	8.50	12/1/21	64,684
106,459	8.50	6/20/27	122,822
24,662	8.50	12/1/29	27,164
87,031	8.50	3/1/31	102,108
9,576	9.00	11/1/25	9,615
25,610	9.00	3/20/27	25,786
57,551	9.00	2/17/31	57,794
43,511	9.00	5/1/31	47,510
2,961	9.50	12/17/21	2,952
231	10.00	3/17/25	230
55	10.00	3/25/25	54
1,415	10.00	7/1/30	1,434

			24,131,303

Federal National Mortgage Association - 15.9%
3,100,000	2.48	2/1/35	3,414,520
3,100,000	2.68	2/1/35	3,450,653
3,856,748	4.50	4/1/48	4,220,776
619,298	5.00	6/1/51	695,537
380,170	5.50	6/1/33	423,498
5,524,855	5.50	12/1/41	6,558,751
3,772,006	5.50	1/1/49	4,461,513
2,995,854	5.50	5/1/49	3,335,870
883,532	5.93	5/1/35	882,187
524,409	6.00	11/1/34	620,269
141,901	6.00	5/1/37	159,883
58,256	6.00	9/1/37	63,510
1,719,315	6.00	4/1/38	2,021,466

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

456,987	6.00	2/1/40	525,025
5,450,499	6.00	5/1/41	6,449,800
2,127,718	6.04	11/1/43	2,483,881
4,009	6.50	1/1/22	4,038
1,355,851	6.50	2/1/29	1,516,405
163,915	6.50	3/1/29	176,190
3,416,558	6.50	12/1/30	3,922,307
285,304	6.50	6/1/31	328,611
381,223	6.50	4/1/32	438,763
53,137	6.50	8/1/34	60,897
359,778	6.50	11/1/34	412,307
836,269	6.50	12/1/36	953,224
233,327	6.50	1/1/39	258,268
2,797,953	6.50	6/1/40	3,263,145
1,284,069	6.50	9/1/40	1,472,797
1,132,098	6.75	6/1/32	1,346,076
878,575	6.85	6/1/40	1,023,509
6,997	7.00	9/1/21	7,121
34,968	7.00	3/1/22	35,843
37,070	7.00	6/1/22	37,987
16,641	7.00	1/1/24	16,795
23,262	7.00	2/1/26	25,032
66,614	7.00	9/1/27	72,621
34,484	7.00	10/1/27	37,930
143,177	7.00	11/1/27	159,800
29,760	7.00	1/1/28	32,559
26,540	7.00	10/1/32	29,263
3,699,024	7.00	12/1/32	4,383,170
89,761	7.00	7/1/33	101,471
104,912	7.00	7/1/34	120,051
11,004	7.00	12/1/37	12,489
2,035,100	7.00	3/1/39	2,476,228
4,615,284	7.00	1/1/40	5,338,689
462,801	7.00	9/1/47	496,954
10,451	7.50	6/1/22	10,542
509	7.50	8/1/22	510
13,366	7.50	12/1/22	13,506
16,375	7.50	3/1/23	16,561
99,228	7.50	4/1/32	113,449
9,941	7.50	8/1/32	10,259
166,599	7.50	1/1/34	189,300
3,276,560	7.50	10/1/38	3,898,481
1,425,296	7.50	11/1/38	1,688,534
11,947	7.66	7/20/30	12,108
28,363	8.00	10/1/23	28,562
151,753	8.00	6/1/25	163,827
5,629	8.00	7/20/28	5,709
75,887	8.00	2/1/31	89,179
177,534	8.00	1/1/32	195,329
64,828	8.00	11/1/37	78,082
317,839	8.00	3/1/38	398,329
6,521	8.04	8/20/25	6,604
71,708	8.11	11/15/31	81,231

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

71,964	8.50	11/1/26	75,920
63,665	8.50	3/1/28	66,982
43,003	8.50	10/1/28	48,915
2,769	8.50	11/1/28	2,774
170,564	8.50	4/1/29	196,157
39,835	8.50	10/1/29	40,275
77,549	8.50	7/1/30	90,978
51,999	8.50	8/1/30	64,179
168,910	8.50	4/1/32	209,545
153,115	8.50	1/1/37	180,137
10,909	9.00	9/1/24	11,052
3,397	9.00	6/15/25	3,442
23,461	9.00	5/15/28	23,865
21,879	9.00	6/1/30	22,416
32	9.00	7/1/30	33
15,502	9.00	10/1/30	17,045
72,959	9.00	2/1/31	75,973
20,207	9.00	7/1/31	20,286
29,415	9.00	10/1/31	34,724
65,405	9.00	8/1/37	69,145
23,318	9.00	1/1/38	23,544
160,474	9.00	2/1/38	178,161
818	9.23	3/15/22	827
1	9.50	4/15/21	1
18,422	9.50	8/1/24	18,643
109,864	9.50	5/1/29	127,843
18,776	9.50	4/1/30	21,139
127,862	9.50	8/1/31	149,230
27,501	10.00	2/1/28	27,948
89,024	10.00	6/1/30	102,704

			77,231,664

Government National Mortgage Association - 8.6%
136,232	4.00	12/15/24	144,466
486,025	4.00	10/20/30	523,178
8,582,581	4.00	8/20/31	9,238,820
857,372	4.00	12/20/31	922,663
689,603	4.25	10/20/31	747,677
350,823	4.25	3/20/37	379,963
1,899,243	4.75	9/20/31	2,097,529
74,954	5.50	9/15/25	82,358
921,688	5.50	5/15/29	1,013,312
2,108,194	5.75	2/15/29	2,332,168
684,959	5.75	10/20/31	767,307
498,866	6.00	9/15/33	559,027
346,760	6.00	2/20/47	398,748
3,252,900	6.00	7/20/47	3,733,975
42,533	6.25	12/15/23	46,267
699,653	6.25	4/15/29	780,009
79,913	6.50	11/15/23	84,676
302,828	6.50	4/15/24	321,018
748,169	6.50	2/20/28	858,723
315,412	6.50	2/20/29	343,315
482,081	6.50	7/20/34	565,750

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,695,983	6.50	2/15/35		3,155,120
16,715	6.50	12/20/38		18,214
261,979	6.50	1/20/39		298,953
152,656	6.50	2/20/39		177,173
284,775	6.50	4/20/39		329,147
360,848	6.50	6/20/39		414,944
558,485	6.50	8/20/39		636,428
363,915	6.50	4/20/43		418,687
4,100,951	7.00	8/15/29		4,756,722
4,298,669	7.00	10/15/29		5,003,041
271,745	7.00	10/15/36		326,674

				41,476,052

Small Business Administration - 0.5%
1,402,735	5.33	8/25/36		1,564,809
700,047	5.33	9/25/36		781,053

				2,345,862

Total Mortgage Pass-Through Securities (cost: $140,206,865)				145,184,881

U.S. Treasury / Federal Agency Securities - 9.8%
U.S. Treasury Bond:
1,900,000	2.00	2/15/50		2,155,609
U.S. Treasury Inflation Indexed Bonds:
21,308,000	0.13	4/15/22		21,685,884
13,560,560	0.63	4/15/23		14,188,795
U.S. Treasury Strip Principal:
9,800,000	1.05	5/15/30	[6]	9,227,729

Total U.S. Treasury / Federal Agency Securities (cost: $46,760,398)				47,258,017

Collateralized Mortgage Obligations - 50.4%
Federal Home Loan Mortgage Corporation - 11.9%
260,119	5.00	2/15/23		269,274
2,153,701	5.26	7/25/32	[1]	2,451,119
422,138	5.53	5/15/38	[1]	463,489
1,409	6.00	9/15/21		1,432
1,897,101	6.00	1/15/33		2,283,894
2,239,955	6.00	5/15/36		2,676,680
112,175	6.00	8/15/42		112,858
2,804,338	6.00	9/15/42		3,368,873
25,410	6.25	5/15/29		27,871
88,712	6.50	9/15/23		94,463
37,517	6.50	3/15/24		40,382
461,416	6.50	7/15/27		525,604
425,614	6.50	2/15/28		477,337
563,032	6.50	3/15/29		644,056
14,110	6.50	2/15/30		15,772
433,547	6.50	1/15/31		497,788
905,388	6.50	8/15/31		1,029,081
151,610	6.50	1/15/32		173,690
70,857	6.50	3/15/32		82,527
395,464	6.50	6/25/32		468,729
228,415	6.50	7/15/32		270,563

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

4,695,727	6.50	5/15/33		5,617,647
906,304	6.50	5/15/35		1,100,325
486,254	6.50	8/15/39		578,627
824,439	6.50	2/25/43		1,014,790
540,802	6.50	3/25/43		637,485
679,362	6.50	7/25/43		847,682
639,346	6.50	10/25/43		763,959
3,928,891	6.50	8/15/45		4,698,469
1,080,799	6.50	2/15/49		1,221,536
12,328	6.70	9/15/23		13,124
464,151	6.75	3/15/28		531,364
443,586	6.95	3/15/28		503,511
38,201	7.00	10/15/22		39,621
3,606	7.00	11/15/22		3,747
145,240	7.00	3/25/23		150,904
7,163	7.00	4/15/23		7,542
31,069	7.00	7/15/23		33,043
77,294	7.00	1/15/24		82,716
43,939	7.00	3/15/24		46,918
75,929	7.00	8/15/25		84,036
58,240	7.00	9/15/26		64,723
111,652	7.00	6/15/29		129,364
307,725	7.00	8/15/29		359,000
352,280	7.00	10/20/29		410,623
138,772	7.00	12/15/29		140,705
92,780	7.00	1/15/30		109,793
229,817	7.00	10/15/30		276,851
139,420	7.00	7/15/31		165,539
78,832	7.00	4/15/32		90,698
520,457	7.00	5/15/32		626,330
2,992,280	7.00	8/15/41		3,542,853
3,544,412	7.00	2/25/43		4,397,204
718,081	7.00	3/25/43		850,284
927,485	7.00	7/25/43		1,150,941
1,697,914	7.00	3/15/49		2,003,582
6,765	7.50	10/15/21		6,905
26,229	7.50	7/15/22		27,043
70,210	7.50	3/15/23		74,190
259,457	7.50	4/15/23		273,949
46,045	7.50	9/20/26		52,536
225,874	7.50	3/15/28		263,599
302,962	7.50	9/15/29		362,509
115,725	7.50	12/15/29		133,986
178,507	7.50	6/15/30		214,431
258,936	7.50	8/15/30		307,106
406,669	7.50	9/15/30		493,874
93,871	7.50	11/15/30		111,671
2,766,662	7.50	6/15/34		3,442,917
1,367,613	7.50	8/25/42	[1]	1,839,611
790,340	7.50	9/25/43		948,001
7,571	8.00	7/15/21		7,633
291,419	8.00	2/15/23		308,919

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

38,021	8.00	4/25/24		40,458
111,926	8.00	2/15/27		129,535
127,518	8.00	11/20/29		152,334
157,234	8.00	1/15/30		188,175
4,567	8.25	6/15/22		4,786
964	8.30	11/15/20		967
92,173	8.50	3/15/25		104,196
26,515	8.50	3/15/32		31,580

				57,791,929

Federal National Mortgage Association - 21.3%
614,921	1.51	7/25/37	[1]	618,904
578,131	3.55	8/25/43	[1]	616,068
237,133	4.55	6/25/43		265,426
2,709,719	5.00	7/25/40		3,130,664
518,017	5.00	11/25/41		600,112
670,398	5.00	6/25/43		753,805
656,200	5.36	6/25/42		759,928
921,467	5.50	9/25/33		1,059,534
4,168,430	5.50	6/25/40		4,756,887
2,537,901	5.53	2/25/42	[1]	2,849,486
1,627,983	5.59	10/25/42	[1]	1,901,617
1,134,550	5.60	12/25/53	[1]	1,354,632
2,857,663	5.70	12/25/42	[1]	3,210,414
756,694	5.81	8/25/43		868,093
1,577,311	6.00	5/25/30		1,826,559
2,464,702	6.00	5/25/36		3,020,330
202,685	6.00	6/25/36		252,719
2,154,413	6.00	11/25/43		2,525,560
1,085,350	6.00	9/25/46		1,238,768
2,264,941	6.00	2/25/48		2,558,772
1,235,266	6.30	8/25/47	[1]	1,427,347
225,250	6.50	8/20/28		247,060
1,162,263	6.50	1/25/32		1,376,066
175,071	6.50	3/25/32		210,732
346,180	6.50	6/25/32		409,185
253,572	6.50	7/25/36		303,703
84,993	6.50	9/25/36		99,627
2,032,402	6.50	11/25/41		2,415,477
211,429	6.50	3/25/42		247,682
1,370,655	6.50	5/25/42		1,652,964
6,291,068	6.50	7/25/42		6,848,196
299,361	6.50	9/25/42		353,132
724,385	6.50	11/25/42		831,656
2,319,713	6.50	7/25/44		2,529,294
280,923	6.58	2/25/45	[1]	341,985
382,303	6.65	9/25/37	[1]	468,133
3,036,515	6.75	6/25/32		3,663,778
600,826	6.75	4/25/37		677,683
77,112	6.85	12/18/27		88,231
397,924	6.91	8/25/37	[1]	445,431
103	7.00	1/25/21		103
3,601	7.00	7/25/22		3,706
8,412	7.00	11/25/22		8,805

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

13,842	7.00	12/25/22		14,442
10,924	7.00	6/25/23		11,569
415,433	7.00	4/25/24		441,871
154,024	7.00	9/18/27		174,902
3,063,207	7.00	5/25/31		3,481,167
1,263,876	7.00	12/25/33		1,502,408
249,369	7.00	9/25/40		293,377
483,078	7.00	10/25/41		557,554
221,392	7.00	11/25/41		272,483
326,439	7.00	12/25/41		385,685
2,922,666	7.00	1/25/42		3,466,054
969,047	7.00	7/25/42		1,176,245
2,165,404	7.00	2/25/44		2,574,736
110,485	7.00	8/25/44		133,976
29,489	7.50	8/20/27		33,988
223,198	7.50	10/25/40		259,880
1,534,138	7.50	11/25/40		1,656,661
771,593	7.50	6/19/41	[1]	919,076
1,494,938	7.50	7/25/41		1,805,018
895,229	7.50	8/25/41		1,076,622
276,352	7.50	11/25/41		338,248
516,979	7.50	1/25/42		623,702
3,556,481	7.50	5/25/42		4,314,732
362,757	7.50	6/25/42		436,789
3,285,302	7.50	8/25/42	[1]	4,107,503
1,114,076	7.50	2/25/44		1,343,846
605,890	7.50	3/25/44		711,755
776,692	7.50	5/25/44		956,913
51,886	7.50	10/25/44		63,125
4,775,992	7.50	1/25/48		5,857,632
20,570	8.00	7/25/22		21,461
48,813	8.00	7/18/27		55,678
555,164	8.00	11/25/37	[1]	669,829
407,477	8.00	7/25/44		475,262
286,472	8.10	11/25/37	[1]	346,644
44,510	8.38	10/25/42	[1]	55,368
51	8.50	1/25/21		50
746	8.50	9/25/21		751
7,340	8.50	1/25/25		8,157
489,108	8.50	6/25/30		592,915
18	8.95	10/25/20		18
5	9.00	10/25/20		5
1,704	9.00	1/25/21		1,714
4,098	9.00	8/25/22		4,387
49,482	9.00	11/25/28		57,443
372,362	9.00	6/25/30		466,981
54,089	9.00	10/25/30		67,388
99,871	9.39	6/25/32	[1]	116,815
2	9.50	11/25/20		2
73,700	9.50	11/25/31		91,120
215,632	9.50	12/25/41		263,841
313,575	11.11	6/25/44	[1]	368,328

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

999,743	11.29	9/25/42	[1]	1,321,096
17,685	20.70	3/25/39	[1]	28,318

				102,823,784

Government National Mortgage Association - 15.7%
500,000	5.50	9/20/39		617,525
8,386,660	5.50	9/20/50		10,117,719
2,524,019	5.53	11/20/45	[1]	2,967,842
421,818	5.54	4/20/48	[1]	484,925
5,367,635	5.62	4/20/40	[1]	6,294,008
5,864,410	5.81	3/20/45	[1]	6,831,821
768,337	5.99	11/20/43	[1]	902,890
1,960,967	6.00	11/20/33		2,176,839
576,221	6.00	12/20/35		672,738
370,184	6.00	3/20/42		437,086
558,348	6.00	3/20/48		630,204
5,608,963	6.00	3/20/49		6,247,022
1,781,170	6.00	5/20/49		1,966,296
979,643	6.05	10/20/40	[1]	1,169,372
2,164,438	6.14	1/20/39	[1]	2,598,831
412,778	6.41	4/20/37	[1]	469,627
2,240,774	6.47	6/20/41	[1]	2,643,488
1,119,729	6.50	7/20/32		1,117,533
1,367,900	6.50	2/20/37		1,586,534
197,808	6.50	9/16/38		228,262
3,589,822	6.50	8/20/48		4,194,799
1,766,429	6.50	10/20/48		1,991,538
3,114,231	6.50	1/20/49		3,520,316
716,976	6.56	7/20/39	[1]	844,226
1,393,927	6.63	9/20/44	[1]	1,642,730
512,988	6.65	4/20/39	[1]	614,849
1,107,816	6.88	8/20/40	[1]	1,310,169
646,517	6.99	6/20/45	[1]	755,433
133,185	7.00	9/16/33		149,930
431,116	7.00	5/20/42		518,522
1,719,181	7.00	10/20/48		1,931,713
1,107,969	7.11	12/20/38	[1]	1,306,728
716,533	7.14	12/20/33	[1]	837,485
1,628,597	7.30	8/20/38	[1]	1,934,440
3,595,439	7.41	7/20/44	[1]	4,227,928

				75,941,368

Vendee Mortgage Trust - 1.5%
1,220,900	6.26	3/15/25	[1]	1,424,562
1,853,662	6.50	8/15/31		2,126,144
888,017	6.50	10/15/31		1,074,466
682,557	6.75	2/15/26		776,059
779,177	7.00	3/15/28		877,020
82,317	7.25	9/15/22		84,992
228,666	7.25	9/15/25		257,542
260,546	7.75	5/15/22		271,681
282,455	7.75	9/15/24		310,858

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

108,848	8.00	2/15/25		118,980
79,250	8.29	12/15/26		91,324

				7,413,628

Total Collateralized Mortgage Obligations (cost: $233,136,300)				243,970,709

Asset-Backed Securities - 1.5%
Federal Home Loan Mortgage Corporation - 0.2%
497	6.09	9/25/29	[1]	498
926,896	7.16	7/25/29		1,077,868

				1,078,366

Federal National Mortgage Association - 0.7%
13,490	1 Mo. Libor + 0.34, 0.52%	11/25/32	[1]	13,215
345,999	4.68	9/26/33	[14]	393,005
129,478	4.75	10/25/33	[14]	145,492
2,108,472	5.67	2/25/33	[14]	2,439,862
1,020	6.47	10/25/31	[14]	1,033
8,166	6.49	5/25/32	[14]	8,844
108,611	6.59	10/25/31	[14]	116,000
440	6.83	7/25/31	[14]	442
5,498	7.80	6/25/26	[1]	6,253

				3,124,146

Small Business Administration - 0.6%
306,407	5.78	8/1/27		333,494
1,307,691	5.87	7/1/28		1,445,789
1,144,226	6.02	8/1/28		1,264,001
42,516	7.13	10/1/20		42,519

				3,085,803

Total Asset-Backed Securities (cost: $6,678,058)				7,288,315

Quantity Name of Issuer	Fair Value ($)

Short-Term Securities - 12.5%
60,730,021 Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	60,730,021

(cost: $60,730,021)

Total Investments in Securities - 104.2% (cost: $487,511,642)	504,431,943

Other Assets and Liabilities, net - (4.2%)	(20,378,976)

Total Net Assets - 100.0%	$484,052,967

[1]

Variable rate security. Rate disclosed is as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2020.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows (see Note 2-significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	145,184,881	—	145,184,881
U.S. Treasury / Federal Agency Securities	—	47,258,017	—	47,258,017
Collateralized Mortgage Obligations	—	243,970,709	—	243,970,709
Asset-Backed Securities	—	7,288,315	—	7,288,315
Short-Term Securities	60,730,021	—	—	60,730,021
	60,730,021	443,701,922	—	504,431,943

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	11

Sit Quality Income Fund

OBJECTIVE & STRATEGY

The objective of the Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, and mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

Fund Performance

The Sit Quality Income Fund provided a return of +2.12% during the 6-month period ending September 30, 2020, compared to the return of the Bloomberg Barclays 1-3 Year Government/Credit Index of +1.41%. The Fund’s 30-day SEC yield was 1.27% and its 12-month distribution rate was 1.37%.

Factors that Influenced the Fund’s Performance

The primary goal of the Fund is to maintain a high credit quality portfolio with stable principal values, while generating a relatively high level of income. During the 6-month period, the Fund benefited from the income advantage produced by its holdings in residential mortgages, corporate, and taxable municipal securities. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value, however, detracted slightly from the return. Corporate securities experienced a positive return for the Fund, as yield spreads for these securities rebounded as the economy began to improve. The Fund’s treasury holdings outperformed the benchmark as the securities held by the Fund were generally inflation protected securities which benefited from higher than expected inflation measures. The Fund’s structured securities, collateralized mortgage obligations and asset-backed securities, outperformed as yield spreads narrowed on these securities as the economy began to stabilize. Agency mortgage-backed securities outperformed due to the strong income advantage. Taxable municipal securities outperformed as the strong income return and narrowing yield spreads contributed positively to the return.

Outlook and Positioning

The U.S. economy began to recover from one of the worst economic downturns since the Great Depression. Consumers spent at a heathy clip as government stimulus payments and vaccine developments contributed to overall consumer confidence. The Federal Reserve continued to buoy the market by keeping the Fed Funds rate below 0.25% and its ongoing asset purchase program. The Federal Reserve continues to buy investment grade corporate bonds, money market securities, agency mortgage bonds, asset-backed bonds, and more. Despite the support from the Federal Reserve, financial markets are

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

likely to experience elevated levels of volatility in the near term as we await results of vaccine testing, the election, and sustainable improvement in the economy. As a result, we expect increased trading opportunities in the near term. Longer term, we expect yield spreads to continue to narrow as the Federal Reserve continues its purchase program and positive developments in a vaccine for COVID-19 occur.

We have positioned the Fund opportunistically in terms of credit quality and defensively with respect to an inflationary environment in order to maximize return potential while preserving principal. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices.

Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Manager	Mark H. Book, CFA
Portfolio Managers

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2020

	Sit Quality Income Fund	Bloomberg Barclays 1-3 Year Government/Credit Index[1]	Lipper Short Investment Grade Bond Index[2]

Six Months	2.12%	1.41%	n/a
One Year	2.72	3.73	3.86%
Five Years	1.62	2.09	2.51
Since Inception (12/31/12)	1.18	1.66	1.93

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for the periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury/Federal Agency Securities	33.6%
Corporate Bonds	22.9
Mortgage Pass-Through Securities	18.5
Taxable Municipal Bonds	7.1
Asset-Backed Securities	6.7
Collateralized Mortgage Obligations (Non-Agency)	5.6
Other Net Assets	5.6

Based on total net assets as of September 30, 2020. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/20:	$9.97 Per Share
Net Asset Value 3/31/20:	$9.82 Per Share
Total Net Assets:	$102.0 Million
Average Maturity:	9.6 Years
Effective Duration[3]:	2.0 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 7.8%
Agency - 1.1%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	579,152	0.76	5/28/35	568,845
FNMA REMICS, Series 2001-W2, Class AS5 [14]	1,263	6.47	10/25/31	1,280
Small Business Administration, Series 2006-20D, Class 1	170,625	5.64	4/1/26	182,889
Small Business Administration, Series 2007-20B, Class 1	139,035	5.49	2/1/27	150,950
Small Business Administration, Series 2007-20J, Class 1	225,335	5.57	10/1/27	242,095

				1,146,059

Non-Agency - 6.7%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 1, [4]	499,642	6.50	8/15/30	533,632
Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	1.27	11/25/33	727,525
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	294,326	3.50	6/28/57	304,239
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	106,943
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	316,710
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	74,504	5.12	2/25/35	74,411
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	157,810	1.12	11/25/33	155,624
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	310,634	1.01	10/25/33	308,186
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	240,716	2.75	1/25/61	247,957
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	500,000	3.63	9/10/25	522,517
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	645,658	3.30	5/10/24	653,906
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 [1,4]	800,000	3.00	11/25/58	824,647
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1 1, [4]	625,822	3.75	11/25/58	632,894
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 1, [4]	529,567	3.00	11/25/59	538,593
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	870,291	2.18	2/25/60	883,869

				6,831,653

Total Asset-Backed Securities (cost: $7,859,996)				7,977,712

Collateralized Mortgage Obligations - 13.9%
Agency - 8.3%
FHLMC REMICS, Series 2528, Class KM	17,322	5.50	11/15/22	17,909
FHLMC REMICS, Series 2968, Class EG	498,326	6.00	10/15/34	501,382
FHLMC REMICS, Series 3104, Class BY	87,853	5.50	1/15/26	94,885
FHLMC REMICS, Series 3806, Class JA	192,102	3.50	2/15/26	199,559
FHLMC REMICS, Series 4246, Class PT	429,965	6.50	2/15/36	514,142
FHLMC REMICS, Series 4759, Class NA	592,051	3.00	8/15/44	608,291
FHLMC REMICS, Series 4776, Class QG	506,226	3.00	9/15/42	514,861
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	738,260	7.00	3/25/44	905,098
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	415,338	3.55	8/25/43	442,592
FNMA REMICS, Series 2003-52, Class NA	18,713	4.00	6/25/23	19,012
FNMA REMICS, Series 2005-68, Class PC	290	5.50	7/25/35	290
FNMA REMICS, Series 2008-65, Class CD	6	4.50	8/25/23	6
FNMA REMICS, Series 2009-13, Class NX	744	4.50	3/25/24	763
FNMA REMICS, Series 2009-71, Class MB	22,300	4.50	9/25/24	23,024
FNMA REMICS, Series 2009-88, Class DA	2	4.50	10/25/20	2
FNMA REMICS, Series 2012-19, Class GH	18,168	3.00	11/25/30	18,604
FNMA REMICS, Series 2013-74, Class AD	73,333	2.00	7/25/23	74,076
FNMA REMICS, Series 2017-97, Class DP	465,321	3.50	10/25/46	475,896
FNMA REMICS, Series 2018-1, Class TE	341,678	3.50	3/25/44	353,793
FNMA REMICS, Series 2018-25, Class AG	498,090	3.50	4/25/47	524,848
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	750,176	2.96	11/25/37	775,057

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	818,826	2.89	12/25/37	857,584
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45% [1]	165,627	0.60	10/7/20	165,610
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56% [1]	861,830	0.71	12/8/20	861,830
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	438,461	4.00	2/25/59	487,181
Vendee Mortgage Trust, Series 1993-1, Class ZB	34,172	7.25	2/15/23	36,176

				8,472,471

Non-Agency - 5.6%
Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 1 Mo. Libor + 0.70% [1]	240,024	0.85	1/25/35	239,742
COLT Mortgage Loan Trust, Series 2019-1, Class A1 1, [4]	194,947	3.71	3/25/49	196,572
JP Morgan Mortgage Trust, Series 2019-9, Class A8 1, [4]	750,000	3.50	5/25/50	770,956
JP Morgan Mortgage Trust, Series 2020-2, Class A4 1, [4]	722,659	3.50	7/25/50	740,231
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	64,416	6.25	6/25/33	67,978
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	76,527	5.50	7/25/33	79,202
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	54,160	5.50	12/25/33	55,409
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	450,806	4.00	3/25/57	486,078
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	480,816	4.00	4/25/57	519,514
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	188,902	1.65	6/25/57	189,006
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	328,670	4.00	12/25/57	354,825
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	511,837	0.90	1/25/48	510,695
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	360,994	4.21	4/25/42	369,651
Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	107,265	3.50	7/25/47	108,304
Sequoia Mortgage Trust, Series 2018-3, Class A4 1, [4]	268,521	3.50	3/25/48	269,174
Sequoia Mortgage Trust, Series 2020-2, Class A4 1, [4]	696,687	3.50	3/25/50	717,924

				5,675,261

Total Collateralized Mortgage Obligations (cost: $13,815,960)				14,147,732

Corporate Bonds - 22.9%
AmSouth Bancorp. (Subordinated)	750,000	6.75	11/1/25	916,710
Bank of America Corp., SOFRRATE + 1.15% [1]	600,000	1.32	6/19/26	604,521
Capital One Bank USA NA, SOFRRATE + 0.91% [1]	175,000	2.28	1/28/26	181,122
Comerica Bank (Subordinated)	500,000	4.00	7/27/25	552,694
Credit Suisse Group Funding Guernsey, Ltd. [4]	450,000	3.75	3/26/25	496,338
Delta Air Lines 2015-1 Class A Pass Through Trust	587,222	3.88	7/30/27	550,776
Delta Air Lines 2019-1 Class A Pass Through Trust	286,000	3.40	4/25/24	275,993
Delta Air Lines, Inc./SkyMiles [4]	850,000	4.50	10/20/25	872,824
Discover Bank	400,000	4.25	3/13/26	455,226
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	320,644	5.13	11/30/22	286,434
Duke Energy Florida Project Finance, LLC	743,680	1.73	9/1/22	728,353
Fidelity & Guaranty Life Holdings, Inc. [4]	1,035,000	5.50	5/1/25	1,160,494
Fulton Financial Corp. (Subordinated)	900,000	4.50	11/15/24	983,245
Georgia-Pacific, LLC	645,000	7.38	12/1/25	833,563
JetBlue 2019-1 Class B Pass Through Trust	1,000,000	8.00	11/15/27	1,039,295
John Hancock Life Insurance Co. (Subordinated) [4]	900,000	7.38	2/15/24	1,066,206
JPMorgan Chase & Co., 3 Mo. Libor + 0.80% [1]	900,000	1.04	5/10/23	897,231
KeyBank (Subordinated)	500,000	3.40	5/20/26	560,665
Liberty Mutual Insurance Co. (Subordinated) [4]	700,000	8.50	5/15/25	879,617
Marsh & McLennan Cos., Inc., 3 Mo. Libor + 1.20% [1]	465,000	1.42	12/29/21	465,443
Metropolitan Life Insurance Co. (Subordinated) [4]	750,000	7.80	11/1/25	982,290
Minnesota Life Insurance Co. (Subordinated) [4]	750,000	8.25	9/15/25	952,039
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	975,000	2.54	12/15/24	974,996

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NetApp, Inc.	300,000	1.88	6/22/25	310,739
Prudential Insurance Co. of America (Subordinated) [4]	615,000	8.30	7/1/25	802,025
RenaissanceRe Finance, Inc.	500,000	3.70	4/1/25	542,087
SBA Tower Trust [4]	500,000	2.84	1/15/25	535,117
SBA Tower Trust, Series 2014-2A, Class C 4, [14]	750,000	3.87	10/15/49	789,674
TIAA FSB Holdings, Inc. (Subordinated)	780,000	5.75	7/2/25	852,963
United Airlines 2014-1 Class A Pass Through Trust	1,013,305	4.00	4/11/26	993,932
Wachovia Corp. (Subordinated) [14]	661,000	7.57	8/1/26	852,489
Webster Financial Corp.	950,000	4.38	2/15/24	1,004,919

Total Corporate Bonds (cost: $22,939,712)				23,400,020

Mortgage Pass-Through Securities - 18.5%
Federal Home Loan Mortgage Corporation - 3.9%
Freddie Mac	576,586	2.00	11/1/31	602,441
Freddie Mac	730,153	2.00	8/1/32	763,046
Freddie Mac	104,685	3.00	9/1/27	111,035
Freddie Mac	997,324	3.00	1/1/35	1,070,856
Freddie Mac	20,963	3.50	7/1/26	22,209
Freddie Mac	594,785	3.50	9/1/32	632,552
Freddie Mac	137,670	4.00	7/1/26	146,413
Freddie Mac	144,729	4.00	1/1/27	153,903
Freddie Mac	54	4.50	12/1/21	56
Freddie Mac	5,479	4.50	7/1/26	5,747
Freddie Mac	9,717	5.00	10/1/25	10,629
Freddie Mac	451,422	5.00	5/1/28	497,670
Freddie Mac	1,210	5.50	3/1/21	1,216
Freddie Mac	231	5.50	3/1/21	231

				4,018,004

Federal National Mortgage Association - 11.5%
Fannie Mae	1,263,776	2.35	5/1/23	1,314,370
Fannie Mae	1,147,432	2.50	2/1/35	1,212,860
Fannie Mae	1,658,828	2.99	3/1/22	1,696,662
Fannie Mae	176,246	3.00	8/1/28	185,009
Fannie Mae	890,996	3.00	9/1/32	941,583
Fannie Mae	1,775,049	3.00	6/1/40	1,927,963
Fannie Mae	380,894	3.50	1/1/26	403,343
Fannie Mae	975,272	3.50	2/1/32	1,053,312
Fannie Mae	800,103	3.50	5/1/35	862,389
Fannie Mae	11,241	4.00	9/1/24	11,909
Fannie Mae	80,955	4.00	6/1/25	85,792
Fannie Mae	16,315	4.00	10/1/31	17,791
Fannie Mae	67,704	4.50	4/1/25	71,984
Fannie Mae	3	5.50	1/1/21	3
Fannie Mae	64	5.50	10/1/21	64

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fannie Mae	704,626	5.50	8/1/40	833,876
Fannie Mae	971,511	5.50	2/1/42	1,128,577

				11,747,487

Government National Mortgage Association - 0.9%
Ginnie Mae, US Treasury + 1.50% [1]	31,497	2.88	4/20/33	32,950
Ginnie Mae, US Treasury + 1.50% [1]	5,601	2.88	4/20/42	5,811
Ginnie Mae	8,229	5.00	12/20/23	8,482
Ginnie Mae	6,120	5.00	9/15/24	6,478
Ginnie Mae	28,681	5.00	6/20/26	31,091
Ginnie Mae	669,789	6.00	7/20/37	793,918

				878,730

Other Federal Agency Securities - 2.2%
Small Business Administration Pools, PRIME - 2.50% [1]	570,839	0.75	5/25/43	569,186
Small Business Administration Pools, PRIME + 0.80% [1]	1,149,302	4.05	2/25/28	1,225,256
Small Business Administration Pools, PRIME + 0.76% [1]	381,550	4.06	3/25/30	407,641

				2,202,083

Total Mortgage Pass-Through Securities (cost: $18,575,297)				18,846,304

Taxable Municipal Bonds - 7.1%
Berks County Industrial Development Authority	140,000	3.20	5/15/21	140,423
City of Worcester MA [17]	250,000	6.75	11/1/34	251,275
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	5,138
County of Yamhill OR	500,000	4.50	10/1/30	499,720
Financial Consulting Services Group, LLC [4]	1,000,000	5.50	2/1/21	1,006,102
Massachusetts Educational Financing Authority	370,000	4.00	1/1/32	378,506
Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	823,740
New Hampshire Housing Finance Authority	290,000	4.00	7/1/35	295,243
New Hampshire Housing Finance Authority	5,000	4.00	1/1/37	5,191
New Jersey Economic Development Authority	365,000	4.43	12/1/21	370,895
New Jersey Economic Development Authority [9]	500,000	2.88	6/15/24	506,685
New Jersey Turnpike Authority [4]	1,000,000	3.22	1/1/35	1,064,800
New York City Transitional Finance Authority Future Tax Secured Revenue	750,000	6.27	8/1/39	753,270
Tennessee Housing Development Agency	60,000	3.50	7/1/31	60,956
Wisconsin Housing & Economic Development Authority [8]	655,000	3.50	3/1/46	690,973
Wisconsin Public Finance Authority (Statler Hilton) [6]	500,000	3.50	12/15/27	377,555

Total Taxable Municipal Bonds (cost: $7,120,712)				7,230,472

U.S. Treasury / Federal Agency Securities - 24.2%
Federal Agency Issues - 0.9%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	0.61	3/9/23	251,638
U.S. Department of Housing and Urban Development	690,000	4.28	8/1/27	691,697

				943,335

U.S. Treasury - 23.3%
U.S. Treasury Bill [6]	4,500,000	0.13	10/1/20	4,500,000
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.05% [1]	2,250,000	0.15	10/31/20	2,250,053
U.S. Treasury Inflation Indexed Bonds	2,733,050	0.13	4/15/21	2,744,900
U.S. Treasury Inflation Indexed Bonds	4,634,490	0.13	4/15/22	4,716,680
U.S. Treasury Inflation Indexed Bonds	902,790	0.13	4/15/25	960,848

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

U.S. Treasury Inflation Indexed Bonds	2,874,000	0.63	7/15/21	2,915,931
U.S. Treasury Inflation Indexed Bonds	1,564,680	0.63	4/15/23	1,637,169
U.S. Treasury Note	4,000,000	2.00	2/28/21	4,031,250

				23,756,831

Total U.S. Treasury / Federal Agency Securities (cost: $24,634,179)				24,700,166

Short-Term Securities - 5.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	5,788,068			5,788,068

(cost: $5,788,068)
Total Investments in Securities - 100.1% (cost: $100,733,924)				102,090,474

Other Assets and Liabilities, net - (0.1%)				(106,964)

Total Net Assets - 100.0%				$101,983,510

[1]

Variable rate security. Rate disclosed is as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2020 was $21,874,489 and represented 21.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2020, 0.7% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2020 was $506,685 and represented 0.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2020.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Short futures contracts outstanding as of September 30, 2020 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	28	December 2020	(3,528,875)	(4,519)

[10]	The amount of $50,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2020.

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	7,977,712	—	7,977,712
Collateralized Mortgage Obligations	—	14,147,732	—	14,147,732
Corporate Bonds	—	23,400,020	—	23,400,020
Mortgage Pass-Through Securities	—	18,846,304	—	18,846,304
Taxable Municipal Bonds	—	7,230,472	—	7,230,472
U.S. Treasury / Federal Agency Securities	—	24,700,166	—	24,700,166
Short-Term Securities	5,788,068	—	—	5,788,068
	5,788,068	96,302,406	—	102,090,474

Liabilities
Futures	(4,519)	—	—	(4,519)

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	19

Sit Tax-Free Income Fund

OBJECTIVE & STRATEGY

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

Fund Performance

The Sit Tax-Free Income Fund provided a return of +3.93% during the 6-month period ending September 30, 2020, compared to the return of the Bloomberg Barclays 5-Year Municipal Bond Index of +4.58%. The Fund’s 30-day SEC yield was 2.22%, and its 12-month distribution rate was 2.92%.

Factors that Influenced the Fund’s Performance

The tax-exempt yield curve steepened during the period, as yields on shorter bonds decreased dramatically, and yields on longer bonds also decreased, but to a lesser extent. Specifically, short-term yields decreased by nearly 100 basis points, while intermediate and long-term yields decreased approximately 40-50 basis points. Tax-exempt fund flows were negative throughout most of April and early May, before turning positive for the rest of the period. Municipal issuance more than recovered from the sharp dropoff in March and April, although a meaningful percentage of approximately 30% this year has been taxable. Credit spreads widened during the first 1-2 months of the period, as investors struggled to assess the pandemic’s effects on the municipal market. Subsequently, credit spreads began to tighten due the resumption of positive fund flows and the extraordinary fiscal and monetary stimulus provided by the U.S. Government and U.S. Federal Reserve, respectively.

The Fund benefited from its longer than benchmark duration, as the Fund’s longer duration bonds contributed favorably to performance during the six-month period. The Fund’s meaningful allocation to BBB-rated and non-rated bonds was also positive as credit spreads began to tighten, boosting prices. Both of these factors led the Fund to benefit from positions in other revenue bonds, closed-end funds, general obligation bonds, and education/student loan revenue bonds. Conversely, the Fund’s significant weightings in multi-family mortgage revenue bonds and single-family mortgage revenue bonds lagged the benchmark.

Outlook and Positioning

The pandemic related economic slowdown’s impact on state and local government budgets remains a concern for investors. While it is too early to accurately predict the magnitude, it is reasonable to say that municipalities will likely feel the effects through at least FY22. While

    HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

we expect to see an increase in downgrades, the outlook for municipals remains positive. If state and local governments do not receive significant help from the federal government, they will either have to cut expenses, raise taxes, or both. If they raise taxes, it could increase the attractiveness of tax-exempt bonds.

The Fund continues to emphasize income as the primary driver of return over the long-run and maintains a significant yield advantage over the benchmark in this regard. The Fund’s longer than benchmark duration, significant weighting to housing issues, and meaningful position in non-rated credits contribute to this income advantage. The Fund remains diversified on both an issuer and a geographic basis to manage credit risk and we believe the Fund is positioned to achieve attractive risk-adjusted returns in the future.

Paul J. Jungquist, CFA

Senior Portfolio Manager

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2020

	Sit Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni BondIndex[1]	Lipper General Muni Bond FundIndex[2]

Six Months	3.93%	4.58%	n/a
One Year	1.92	4.56	2.79%
Five Years	3.95	2.79	3.82
Ten Years	4.56	2.79	4.18
Since Inception (9/29/88)	5.12	4.90	5.46

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	24.3%
Single Family Mortgage	20.7
Other Revenue Bonds	12.4
Education/Student Loan	10.5
Insured	8.2
General Obligation	6.3
Investment Companies	5.3
Sectors less than 5%	10.6
Cash & Other Net Assets	1.7

Based on total net assets as of September 30, 2020. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/20:	$9.79 Per Share
Net Asset Value 3/31/20:	$9.56 Per Share
Total Net Assets:	$324.0 Million
Average Maturity:	19.6 Years
Effective Duration[3]:	5.6 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities

AAA	0.0%
AA	0.3
A	0.3
BBB	0.5
BB	20.5
<BB	3.3

Total	24.9%

SEPTEMBER 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 93.0%
Alabama - 0.5%
Clio Water & Sewer Rev. (AGM Insured)	340,000	3.10	1/1/33	340,707
Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	499,975
Pell City Special Care Facs. Finance Auth.Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	520,265
Russell Co. Board of Education Rev.	345,000	3.05	12/1/34	345,276

				1,706,223

Alaska - 0.6%
AK Hsg. Finance Corp. Mtg.Rev.	775,000	3.75	12/1/40	838,558
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	553,810
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	12,500
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	269,783
AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	333,768

				2,008,419

Arizona - 3.2%
AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	4.00	12/1/39	250,238
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	472,815
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	6.75	7/1/30	751,913
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	7.75	7/1/50	754,950
AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	554,015
AZ Industrial Dev. Auth. Rev. (Social Bond Equitable School Revolving Fund)	500,000	4.00	11/1/45	566,360
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	315,378
Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	400,000	5.00	11/15/36	390,464
La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	821,445
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	312,588
Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise, Inc.) [4]	250,000	5.75	1/1/36	252,322
Maricopa Co. Industrial Dev. Auth. Rev. (Paradise School Proj.)	1,000,000	4.00	7/1/54	1,105,760
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	384,012
Phoenix City Industrial Dev. Auth. Rev. (Northwest Christian School Proj.) [4]	600,000	5.00	9/1/45	626,688
Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	445,140
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,061,870
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	373,348
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	325,000	9.75	5/1/25	342,686
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	501,240

				10,283,232

Arkansas - 0.7%
Clarksville School District No. 17 of Johnson Co. G.O.	500,000	2.70	12/1/24	500,725
Rogers City Rev.	1,000,000	3.88	11/1/39	1,097,410
Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	515,160

				2,113,295

California - 4.8%
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	646,895
CA State G.O.	500,000	4.00	12/1/40	539,125
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	545,624
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	1,199,840
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	700,960
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	614,835
Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,334,762
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	325,315
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,250,062

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	306,172
Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	538,575
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	527,785
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	783,078
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	835,222
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	300,802
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	88,398
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	0.74	6/1/39	407,030
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	436,196
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	575,425
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	571,401
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	647,154
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	524,050
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,298,160
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	664,605

				15,661,471

Colorado - 5.8%
Aerotropolis Regional Transportation Auth. Rev.	400,000	5.00	12/1/51	407,832
Broadway Station Metropolitan District No. 2 G.O.	750,000	5.13	12/1/48	777,863
Broadway Station Metropolitan District No. 3 G.O.	500,000	5.00	12/1/49	516,705
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	360,430
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,923
CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	802,728
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	740,974
CO Health Facs. Auth. Rev. (Park View Medical Center, Inc. Proj.)	500,000	4.00	9/1/45	545,830
CO Science and Technology Park Metropolitan District No. 1 Rev.	500,000	5.00	12/1/33	518,685
Copper Ridge Metropolitan District Rev.	350,000	5.00	12/1/43	326,778
Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	514,640
Copperleaf Metro District No. 4 G.O.	750,000	5.00	12/1/49	759,435
Creekwalk Marketplace Business Improvement District Rev. [4]	500,000	5.50	12/1/39	511,625
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	516,075
Denver 9th Avenue Metropolitan District No. 2 G.O.	500,000	5.00	12/1/48	517,980
Denver Urban Renewal Auth. Tax Allocation [4]	500,000	5.25	12/1/39	514,535
DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	511,415
Green Valley Ranch East Metropolitan District No. 6 G.O.	1,000,000	5.88	12/1/50	1,035,400
Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	504,150
Hunters Overlook Metropolitan District No. 5 G.O.	500,000	5.00	12/1/49	515,595
Iron Mountain Metropolitan District No. 2 G.O.	635,000	5.00	12/1/39	651,821
Johnstown Village Metropolitan District No. 2. G.O.	500,000	5.00	12/1/50	503,715
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	449,295
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	256,798
Mirabelle Metropolitan Dist. No. 2 G.O.	500,000	5.00	12/1/49	505,225
North Range Village Metropolitan District, G.O. (AGC Insured)	565,000	4.25	12/1/26	566,695
Painted Prairie Public Improvement Auth. Rev.	500,000	5.00	12/1/39	527,345
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	507,850
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	512,790
STC Metropolitan District No. 2 G.O.	500,000	5.00	12/1/49	507,160
Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	511,525
Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	510,820
Vauxmont Metropolitan District G.O. (AGM Insured)	500,000	3.25	12/15/50	532,800

Velocity Metropolitan District No. 3 G.O.	500,000	5.38	12/1/39	521,405
Wild Plum Metropolitan District G.O.	595,000	5.00	12/1/49	626,035

				18,840,877

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Connecticut - 1.0%
CT Health & Educational Facs. Auth. Rev. [4]	250,000	3.25	1/1/27	251,555
CT Health & Educational Facs. Auth. Rev. [4]	250,000	5.00	1/1/55	262,985
CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	606,287
CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	570,216
CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	1,035,510
CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	511,561

				3,238,114

District of Columbia - 0.4%
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	661,956
District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	485,605

				1,147,561

Florida - 11.0%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	424,928
Alta Lakes Community Dev. District Special Assessment	500,000	4.40	5/1/39	524,615
Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	295,000	3.00	5/1/38	318,989
Bay Co. Educational Facs. Rev. (Bay Haven Charter)	400,000	5.25	9/1/30	401,072
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	222,380
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	224,070
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	211,748
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	517,010
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	308,844
Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	302,500
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	150,000
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	172,100
Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	499,375
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	240,000	5.00	5/1/32	256,817
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 4, [5]	250,000	7.25	5/15/26	193,438
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 4, [5]	750,000	8.13	5/15/44	580,313
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	423,549
Dowden West Community Dev. District Special Assessment [4]	360,000	5.40	5/1/39	399,924
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	643,812
Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	965,000	3.75	10/1/49	1,038,919
Fishhawk Ranch Community Dev. District Special Assessment (AGM Insured)	500,000	3.00	11/1/41	495,185
FL Dev. Finance Corp. Rev. (Discovery High School Proj.) [4]	500,000	5.00	6/1/40	517,380
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	980,000	4.20	1/1/45	1,093,121
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.30	7/1/49	529,665
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.75	7/1/50	1,023,660
FL State Department of Education	1,000,000	4.38	7/1/30	1,013,410
FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	1,018,290
Gramercy Farms Community Dev. District Special Assessment [6]	415,000	3.20	5/1/39	228,250
Harbor Bay Community Dev. District Special Assessment	350,000	4.10	5/1/48	365,124
Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	225,598
Lake Co. Educational Project. Rev. (Imagine South Lake Charter School Proj.) [4]	550,000	5.00	1/15/39	581,185
Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	510,135
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Azario Proj.)	520,000	3.75	5/1/40	522,907
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Azario Proj.)	580,000	4.00	5/1/40	597,261
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	498,945

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (NE Sector Proj.)	435,000	3.85	5/1/39	441,351
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	155,000	4.25	5/1/25	160,529
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	145,000	6.70	5/1/33	155,091
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	200,000	7.40	5/1/30	208,314
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	327,846
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	430,220
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	319,626
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	600,644
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	343,126
Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	490,000	4.50	5/1/49	514,524
Lexington Oaks Community Dev. District Special Assessment Rev.	235,000	5.65	5/1/33	240,870
Live Oak No. 2 Community Dev. District Special Assessment	400,000	4.00	5/1/35	427,768
Long Lake Ranch Community Dev. District Special Assessment	35,000	5.63	5/1/24	36,211
LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	512,810
Magnolia Creek Community Dev. District Rev. 2, [5], [15]	250,000	5.60	N/A	45,000
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	261,350
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	588,190
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	540,860
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	277,490
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	604,769
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	560,885
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	273,525
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	330,000	3.95	3/1/40	349,252
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	345,000	4.00	9/1/48	381,715
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	296,622
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	584,415
Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	481,450
Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	600,000	7.25	6/1/34	656,820
Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	690,000	7.50	6/1/49	755,143
Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	5.00	6/1/55	516,350
Parker Road Community Dev. Dist. Special Assessment	500,000	4.10	5/1/50	504,320
Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	560,470
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	256,985
Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	519,050
Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/43	512,040
St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement Communities Obligated Group Proj.)	1,000,000	4.00	8/1/55	1,067,130
Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	538,800
Tolomato Community Dev. District Special Assessment [2,5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	167,297
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	76,770
Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	35,244
Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	560,280
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	329,151
University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	826,110
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,004
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	125,000	6.60	5/1/39	126,219
Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	262,258
Zephyr Ridge Community Dev. District Special Assessment 2, 5, [15]	450,000	5.25	N/A	198,000

				35,476,416

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Georgia - 3.0%
Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	401,433
Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	644,417
Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	563,175
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,321,984
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,020,110
GA Housing & Finance Authority Rev.	465,000	3.85	12/1/38	508,384
GA Housing & Finance Authority Rev.	185,000	4.00	12/1/39	197,077
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	691,093
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	623,307
GA Housing & Finance Authority Rev.	990,000	3.50	12/1/46	1,035,382
GA Housing & Finance Authority Rev.	600,000	4.00	12/1/48	644,184
GA Housing & Finance Authority Rev.	600,000	4.20	12/1/48	663,546
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	501,825
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	592,490
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	398,622

				9,807,029

Idaho - 0.4%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	380,000	7.00	10/1/24	304,008
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	199,998
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	399,990
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	380,000	5.75	12/1/32	407,972

				1,311,968

Illinois - 6.2%
Bellwood Village G.O.	500,000	5.88	12/1/27	554,490
Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,157,341
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	533,395
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	593,785
Chicago Board of Education G.O. (AGM Insured)	280,000	4.50	12/1/36	280,302
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	556,405
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	541,185
Chicago Park Dist. G.O. (BAM Insured)	500,000	4.00	1/1/42	541,010
Chicago Park Dist. G.O. (Limited Tax)	1,000,000	5.00	1/1/28	1,096,620
Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	264,790
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	277,178
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	541,995
IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	610,122
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	530,085
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,166,960
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	530,180
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/45	521,520
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	102,807
IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	510,630
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	616,990
IL G.O.	250,000	5.50	7/1/33	260,230
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	537,770
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	3.88	4/1/41	472,684
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	315,000	4.00	10/1/48	346,604
IL Rev.	500,000	5.00	6/15/33	569,600
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,113,600
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	309,172

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	368,540
Macon Co. School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	253,150
Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,069,101
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	614,720
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	271,538
Richton Park Public Library District G.O.	250,000	4.50	12/15/32	263,912
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	370,000	7.00	10/1/22	214,600
University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,091,740
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	145,000	4.00	12/1/22	145,900
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	257,805
Upper Illinois River Valley Dev. Auth. Rev. (Prairie Crossing Charter) [4]	250,000	5.00	1/1/45	254,815

				19,943,271

Indiana - 0.9%
City of Carmel Rev. (Barrington Carmel Proj.) 2, [5]	164,203	6.00	11/15/22	1,642
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	831,761
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	458,469
IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	182,189
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	373,180
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	508,220
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	306,651
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	390,218

				3,052,330

Iowa - 0.6%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	695,214
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	591,708
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	507,926

				1,794,848

Kansas - 0.1%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	298,683

Kentucky - 0.1%
Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	435,982

Louisiana - 1.7%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	13,141	5.00	11/1/40	13,388
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.)(GNMA/FHLMC Collateralized)	500,000	2.50	12/1/45	493,165
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	20,000	4.60	6/1/29	20,401
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	515,140
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	525,990
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	332,787
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	492,785
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	322,005
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	499,985
LA Local Government Environmental Facilities & Community Development Auth.Rev. [4]	495,000	4.40	11/1/44	508,543
LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	510,000	6.50	5/1/31	527,865
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	341,100
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	570,000	0.89	2/15/36	557,500
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	308,700

				5,459,354

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Maine - 0.8%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	643,902
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	544,675
ME Hsg. Auth. Rev.	25,000	4.50	11/15/37	26,117
ME Hsg. Auth. Rev.	615,000	4.13	11/15/38	689,446
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	529,980

				2,434,120

Maryland - 0.3%
MD Community Dev. Administration Rev.	240,000	4.10	9/1/38	267,146
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	380,905
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	413,197

				1,061,248

Massachusetts - 2.8%
Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,493
Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	501,515
MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,020,091
MA Dev.Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,475,678
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	320,349
MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	429,696
MA Education Finance Auth. Education Rev.	50,000	5.15	1/1/26	50,322
MA Education Finance Auth. Education Rev.	1,000,000	3.63	7/1/34	1,029,630
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	255,162
MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	557,235
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	533,935
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	975,645
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	501,310
MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	135,000	3.90	12/1/38	138,027
Northbridge Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	501,405
Rowley Land Acquisition Loan G.O. (AGM Insured)	360,000	4.00	5/1/27	360,983

				9,132,476

Michigan - 2.7%
Chandler Park Academy Rev.	130,000	5.00	11/1/22	130,280
City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	319,503
City of Kalamazoo Economic Dev. Corp. Rev. (Revel Creek Proj.)	500,000	5.00	5/15/43	531,770
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	261,382
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	258,135
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	539,595
MI Hsg. Dev. Auth. Rev.	430,000	3.70	12/1/36	462,564
MI Hsg. Dev. Auth. Rev.	385,000	4.13	12/1/38	405,232
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	321,885
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	827,355
MI Hsg. Dev. Auth. Rev.	1,000,000	4.00	6/1/49	1,076,340
MI Hsg. Dev. Auth. Rev.	1,000,000	3.15	6/1/50	1,036,720
MI Hsg. Dev. Auth. Rev.	1,000,000	3.50	10/1/54	1,065,330
MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	280,000	6.35	11/1/28	280,636
MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	446,104
Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	165,478
Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	135,396

Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	286,315
Universal Academy Michigan Public School Rev.	135,000	6.50	12/1/23	140,800

				8,690,820

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minnesota - 0.1%
Apple Valley Rev. (Senior Living, LLC Proj.)	500,000	5.00	1/1/47	319,050
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	85,000	4.40	7/1/32	86,683

				405,733

Mississippi - 0.7%
MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	1,036,930
MS Gaming Tax Rev.	740,000	4.00	10/15/38	813,290
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	335,000	4.00	12/1/43	360,989

				2,211,209

Missouri - 1.3%
Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	200,000	5.45	9/1/23	200,038
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,4,5]	500,000	5.75	11/15/36	175,250
Lees Summit Industrial Dev. Auth. Rev. (John Knox Village Proj.)	370,000	5.00	8/15/32	391,934
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	799,366
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	1,022,740
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	670,000	3.80	11/1/48	723,051
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	485,000	3.35	11/1/49	509,890
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.50	5/1/50	502,080

				4,324,349

Montana - 0.5%
MT Board of Housing Single Family Rev.	195,000	4.00	12/1/38	209,756
MT Board of Housing Single Family Rev.	500,000	2.40	12/1/45	494,945
MT Board of Housing Single Family Rev. (BRD Insured)	500,000	4.00	6/1/45	551,570
MT Board of Housing Single Family Rev. (FHA Insured)	260,000	3.75	12/1/38	269,924
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	92,526	5.08	4/1/21	93,587

				1,619,782

Nebraska - 0.4%
Douglas Co. Hospital Auth. No. 2 Rev. (Children Hospital Obligation)	500,000	4.00	11/15/50	566,610
Douglas Co. Hospital Auth. No. 3 Rev. (Methodist Hospital)	400,000	5.00	11/1/30	465,124
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	410,000	5.13	N/A	17,015
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	380,000	3.05	9/1/42	397,761

				1,446,510

Nevada - 1.1%
City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	528,870
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	4.00	12/1/27	354,348
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	345,000	5.00	12/1/37	369,260
NV Hsg.Division Rev. (GNMA/FNMA/FHLMC Collateralized)	320,000	3.85	10/1/39	335,581
NV Hsg.Division Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.35	10/1/49	1,054,620
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	990,000	3.40	10/1/49	1,047,628

				3,690,307

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hampshire - 0.5%
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	310,000	5.25	7/1/39	314,504
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	500,000	5.63	7/1/46	512,725
NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	784,559

				1,611,788

New Jersey - 3.2%
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	274,145
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	555,400
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	284,202
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	556,995
NJ Higher Education Student Assistance Auth. Rev.	1,250,000	3.50	12/1/39	1,256,762
NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	1,008,760
NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	822,030
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	577,242
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	195,000	4.50	10/1/30	203,130
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	935,000	3.75	10/1/35	1,042,806
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	580,000	4.50	10/1/48	657,877
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	475,000	4.00	4/1/49	507,386
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	2.45	10/1/50	968,840
NJ Transportation Trust Fund Auth. Rev.	250,000	5.25	12/15/22	270,970
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	4.00	12/15/39	525,140
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	565,880
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	339,042

				10,416,607

New Mexico - 1.5%
NM Mtg.Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	305,000	3.90	9/1/42	311,179
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	285,000	4.13	9/1/42	291,660
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	745,000	3.85	7/1/43	809,279
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	465,000	3.85	7/1/43	505,120
NM Mtg.Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	380,000	3.80	9/1/46	399,011
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	840,000	4.00	7/1/48	913,450
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	3.35	7/1/49	1,051,257
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	4.00	7/1/49	522,850

				4,803,806

New York - 4.2%
Buffalo & Erie Co. Industrial Land Dev. Corp. Rev. (D’Youville College Proj.)	500,000	4.00	11/1/40	519,510
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	368,368
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	253,528
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	323,952
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	321,834
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	678,509
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	537,325
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	3.00	11/1/55	1,020,410
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	511,305
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	837,712
New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	766,140
NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	750,000	4.00	1/1/30	751,012
NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	750,000	5.00	1/1/50	770,348
NY Mortgage Agency Rev.	175,000	3.75	10/1/42	178,622
NY Mortgage Agency Rev.	500,000	4.20	10/1/43	553,225

See accompanying notes to financial statements.

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NY Mortgage Agency Rev.	1,315,000	3.80	10/1/48	1,407,339
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	343,251
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	603,806
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	410,328
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	530,615
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	544,775
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	271,358
NY State Mortgage Agency Rev.	1,000,000	2.55	4/1/50	1,013,300

				13,516,572

North Carolina - 1.5%
Mecklenburg Co. Rev. (Little Rock Apts)	195,000	5.15	1/1/22	196,591
Mecklenburg Co. Rev. (Little Rock Apts)	510,000	5.38	1/1/36	515,289
NC Education Assistance Auth. Senior Bond-Student Loan Rev.	500,000	3.13	6/1/39	488,980
NC Housing Finance Agency Rev.	295,000	3.95	1/1/41	322,016
NC Housing Finance Agency Rev.	880,000	4.00	7/1/47	955,733
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	465,000	4.00	1/1/48	506,264
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.63	7/1/49	1,072,630
NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	429,128
University of North Carolina School of the Arts	500,000	3.25	2/1/46	523,455

				5,010,086

North Dakota - 0.2%
ND Housing Finance Agency Rev.	550,000	3.85	1/1/42	597,311

Ohio - 3.2%
Ashland City School Dist. G.O. (Classroom Facilities & School Improvement)	750,000	4.00	11/1/49	751,778
Butler Co. Port Auth. Rev.	640,000	5.00	12/1/34	643,104
Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	917,960
Dayton-Montgomery Co. Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	338,420
Franklin Co. Health Care Facs. Rev. (Ohio Living Communities)	1,000,000	4.00	7/1/45	1,021,030
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	88,015
Liberty Community Infrastructure Financing Auth. Special Assessment	500,000	3.13	12/1/46	517,690
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	557,540
OH Higher Educational Facs. Commission Rev. (Tiffin University Proj.)	1,045,000	4.00	11/1/49	963,814
OH Housing Finance Agency Rev.	955,000	3.35	9/1/49	1,012,405
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	385,000	4.05	3/1/37	424,201
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	390,000	3.35	9/1/39	413,388
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	840,000	4.00	9/1/48	906,965
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	675,000	4.00	3/1/49	725,753
Port of Greater Cincinnati Dev. Auth. Rev. (St. Xavier High School, Inc. Proj.)	400,000	4.00	4/1/40	429,664
Stow G.O. (Limited Tax Various Purpose)	530,000	3.75	12/1/31	530,790

				10,242,517

Oklahoma - 0.5%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	410,000	8.50	8/25/26	439,594
Oklahoma Dev. Finance Auth. Rev. (Oklahoma City University Proj.)	1,000,000	5.00	8/1/49	1,097,450

				1,537,044

Oregon - 2.3%
Clackamas Co. Hospital Facs. Auth. Rev. (Rose Villa Proj.)	500,000	5.38	11/15/55	531,380
Clackamas Co. Hospital Facs. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/47	481,845
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	361,162
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	257,933
Marion Co. School District No. 1 Gervais G.O.	500,000	4.00	6/1/33	501,020

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

OR Hsg. & Community Services Dept. Rev.	240,000	3.80	7/1/34	269,698
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	200,000	3.75	7/1/35	220,476
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	375,000	4.00	7/1/38	392,332
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	450,000	3.75	7/1/48	480,596
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,052,600
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	1,000,000	4.00	7/1/24	1,002,350
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	740,000	5.13	7/1/35	754,763
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	500,000	5.13	7/1/55	502,650
Yamill Co. Rev. (Linfield University Proj.)	500,000	5.00	10/1/45	547,720

				7,356,525

Pennsylvania - 2.9%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	115,000	5.90	8/15/26	115,351
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	0.90	10/1/34	444,600
Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	265,063
Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	473,765
Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	397,103
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	395,456
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	284,435
PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	536,140
PA Hsg.Finance Agy. Rev.	530,000	3.95	10/1/38	530,000
PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	866,481
PA Hsg. Finance Agy. Rev.	155,000	4.00	10/1/46	167,978
PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/47	267,365
PA Hsg.Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,050,080
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,516,462
Palmerton Area School District G.O. (AGM Insured)	500,000	4.00	8/15/35	504,580
Philadelphia Industrial Dev. Auth. Rev. (Alliance for Progress Charter School Proj.)	635,000	5.00	6/15/49	654,634
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	383,103
Philadelphia Industrial Dev. Auth. Rev. (Independence Charter School Proj.)	500,000	5.00	6/15/39	521,890

				9,374,486
Rhode Island - 0.3%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	258,805
RI Student Loan Auth. Rev.	750,000	3.63	12/1/37	753,622

				1,012,427

South Carolina - 1.3%
Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	353,063
SC Education Assistance Auth. Student Loan Rev.	135,000	5.10	10/1/29	135,081
SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	498,170
SC Jobs-Economic Dev. Auth. Rev. (Bon Secours Mercy Health, Inc.)	750,000	4.00	12/1/44	852,975
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	278,898
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	586,610
SC State Hsg. Finance & Dev. Auth. Rev.	500,000	3.05	7/1/45	522,925
SC State Hsg.Finance & Dev. Auth. Rev.	910,000	4.00	1/1/47	975,183

				4,202,905

South Dakota - 0.2%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	561,615

Tennessee - 2.7%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) 2, 4, 5	500,000	6.50	6/1/27	325,000
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	314,829
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, 5, 15	1,850,000	5.35	N/A	4,625

See accompanying notes to financial statements.

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	19,688
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	632,827
TN Hsg. Dev. Agency. Rev.	335,000	3.60	1/1/31	348,902
TN Hsg. Dev. Agency. Rev.	445,000	3.88	7/1/35	478,562
TN Hsg. Dev. Agency. Rev.	245,000	3.95	7/1/35	264,220
TN Hsg. Dev. Agency. Rev.	530,000	4.00	7/1/39	573,709
TN Hsg. Dev. Agency. Rev.	490,000	3.85	7/1/42	533,164
TN Hsg. Dev. Agency. Rev.	480,000	3.90	7/1/42	523,771
TN Hsg. Dev. Agency. Rev.	1,000,000	4.00	7/1/44	1,101,570
TN Hsg. Dev. Agency. Rev.	1,000,000	2.55	1/1/45	1,011,640
TN Hsg. Dev. Agency. Rev.	995,000	3.95	1/1/49	1,057,745
TN Hsg. Dev. Agency. Rev.	1,585,000	4.05	1/1/49	1,694,413

				8,884,681

Texas - 7.3%
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	201,540
Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	397,446
Brazoria Co. Municipal Utility District No. 28 G.O. (MAC Insured)	540,000	4.00	9/1/27	553,576
Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	930,720
Cypress Hill Municipal Utility Dist. No. 1 G.O. (AGM Insured)	1,000,000	4.00	9/1/34	1,034,190
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	556,855
Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	673,023
El Paso Co. Hospital District G.O.	825,000	5.00	8/15/43	847,176
Fort Bend Co. Municipal Utility Dist. No. 50 G.O. (MAC Insured)	400,000	4.00	9/1/29	407,804
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	531,215
Harris Co. Municipal Utility Dist. No. 284 G.O. (MAC Insured)	285,000	4.00	9/1/33	289,930
Harris Co. Municipal Utility Dist. No. 381 G.O. (BAM Insured)	435,000	4.00	9/1/30	444,100
Harris Co. Municipal Utility Dist. No. 381 G.O. (BAM Insured)	250,000	4.00	9/1/33	254,325
Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	470,000	4.00	9/1/30	479,832
Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	920,000	4.00	9/1/32	936,946
Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	1,050,000	4.00	9/1/34	1,067,314
Houston Higher Education Finance Corp. (Cosmos Foundation)	480,000	5.00	2/15/32	499,454
Meadowhill Regional Municipal Utility Dist. G.O. (AGM Insured)	500,000	4.00	10/1/35	524,225
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	260,000	4.00	7/1/23	251,956
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	460,000	4.00	7/1/26	417,795
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	500,000	5.00	7/1/46	421,015
New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	440,538
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	389,792
New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	495,000	3.75	6/1/28	505,251
New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	500,000	4.00	6/1/32	509,420
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	252,018
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	511,910
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	260,235
New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	353,871
New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	750,442
Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	100,000	5.00	6/15/37	101,955
Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	1,000,000	5.00	6/15/42	1,016,240
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	204,000	5.38	2/15/25	165,568
Parkway Utility Dist. G.O. (BAM Insured)	500,000	3.63	3/1/35	507,165
Parkway Utility Dist. G.O. (Waterworks and Sewer System) (BAM Insured)	275,000	4.00	3/1/33	282,890
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	259,702
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	553,045

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [2,5]	500,000	5.63	11/15/27	325,000
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	574,715
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	200,000	5.63	11/15/24	200,186
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	564,160
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,100,000	3.63	9/1/44	1,193,082
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	520,095
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	576,820
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	105,000	3.00	3/1/35	112,986
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	970,000	4.00	3/1/50	1,068,630

				23,716,153

Utah - 0.4%
UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	500,000	6.00	4/15/45	502,250
UT Hsg. Corp. Single Family Mtg. Rev.	30,000	5.75	1/1/33	30,341
UT Hsg. Corp. Single Family Mtg. Rev.	65,000	4.60	7/1/34	65,084
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	300,000	4.00	1/1/36	323,274
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	476,604

				1,397,553
Vermont - 0.2%
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	460,000	3.50	5/1/38	492,356

Virginia - 0.3%
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	300,000	3.88	1/1/38	310,713
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	420,696
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	251,095

				982,504

Washington - 3.1%
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	334,959
King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	1,051,450
King Co. Hsg. Auth. Rev.	750,000	3.00	8/1/40	792,840
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	542,760
Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	549,940
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	548,260
Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	1,033,190
Vancouver Hsg. Auth. Rev. (Van Vista Plaza Proj.)	1,000,000	3.30	12/1/51	1,051,560
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	264,715
WA Hsg.Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	850,000	5.00	7/1/36	887,434
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	540,965
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (The Hearthstone Proj.) [4]	1,075,000	5.00	7/1/38	1,094,963
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (The Hearthstone Proj.) [4]	525,000	5.00	7/1/48	525,630
WA Hsg.Fin. Commission Multi Family Mtg. Rev. (Transforming Age Proj.) [4]	500,000	5.00	1/1/44	526,355
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	307,503
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	60,000	4.60	10/1/33	60,875

				10,113,399

West Virginia - 0.5%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	269,415
WV Hsg. Dev. Fund Rev.	245,000	3.80	11/1/35	254,984
WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	1,018,688
WV Hsg. Dev. Fund Rev.	120,000	4.10	11/1/45	126,820

				1,669,907

See accompanying notes to financial statements.

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Wisconsin - 4.7%
WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	873,115
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	1,000,000	5.13	10/1/48	1,004,150
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	514,345
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	512,385
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	569,175
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	316,779
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	604,570
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	745,000	5.00	11/1/27	806,336
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	355,957
WI Health & Educational Facs. Auth. Rev. (Three Pillars Senior Living Communities)	920,000	5.00	8/15/43	972,606
WI Health & Educational Facs. Auth. Rev. (Three Pillars Senior Living Communities)	80,000	5.00	8/15/43	90,390
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	268,912
WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	607,673
WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,621,530
WI Public Finance Auth. Rev. (ACTS Retirement-Life Community, Inc.)	600,000	4.00	11/15/37	666,732
WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	725,214
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	804,472
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.) [4]	500,000	8.25	6/1/46	524,095
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,520	9.00	1/1/46	410
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/47	388
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	12.00	1/1/47	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,171	9.00	1/1/48	378
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	390	12.00	1/1/48	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/49	367
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	384	11.00	1/1/49	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/50	347
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	372	11.00	1/1/50	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,334	9.00	1/1/51	372
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	365	11.00	1/1/51	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4]	446,246	3.75	7/1/51	281,947
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,218	9.00	1/1/52	355
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	475	10.00	1/1/52	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,985	9.00	1/1/53	343
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	10.00	1/1/53	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,869	9.00	1/1/54	330
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	453	10.00	1/1/54	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,636	9.00	1/1/55	318
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	444	9.00	1/1/55	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,404	9.00	1/1/56	307
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	9.00	1/1/56	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4]	22,407	5.50	7/1/56	16,196
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/57	296
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	481	9.00	1/1/57	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/58	284
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	9.00	1/1/58	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,938	9.00	1/1/59	276
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	456	9.00	1/1/59	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	8.00	1/1/60	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/60	265
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	440	8.00	1/1/61	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,589	9.00	1/1/61	253

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($) Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	428	8.00	1/1/62	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,473	9.00	1/1/62	244
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	419	8.00	1/1/63	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,240	9.00	1/1/63	234
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	409	8.00	1/1/64	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,124	9.00	1/1/64	228
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	403	7.00	1/1/65	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,008	9.00	1/1/65	218
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	7.00	1/1/66	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	14,775	9.00	1/1/66	204
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	5,235	5.00	1/1/67	67
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	192,429	9.00	1/1/67	2,455
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	431,785
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) [2,4,5]	7,608	5.50	12/1/48	3,804
WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	878,614
WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	422,886
WI Public Finance Auth. Rev. (Rose Villa Proj.) [4]	420,000	5.00	11/15/24	439,891
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	240,000	5.00	4/1/25	252,084
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	515,055
WI Public Finance Auth. Rev. (Southminster) [4]	250,000	5.00	10/1/43	256,122

				15,345,918

Wyoming - 0.3%
WY Community Dev. Auth. Rev.	265,000	3.75	12/1/32	274,058
WY Community Dev. Auth. Rev.	335,000	3.90	12/1/38	358,473
WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	294,667

				927,198

Total Municipal Bonds (cost: $305,025,583)				301,368,985

Investment Companies - 5.3%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			700,719
BlackRock Municipal Income Investment Quality Trust (BAF)	28,500			402,705
BlackRock MuniEnhanced Fund, Inc. (MEN)	26,706			301,778
BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398			1,145,187
BlackRock MuniHoldings Fund II, Inc. (MUH)	36,000			528,120
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	57,814			736,550
BlackRock MuniHoldings Quality Fund, Inc. (MUS)	51,538			663,809
BlackRock MuniYield Insured Fund (MYI)	71,171			956,538
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			301,963
BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	20,000			145,800
DWS Municipal, Income Trust (KTF)	93,236			1,033,055
DWS Strategic Municipal Income Trust (KSM)	15,000			162,750
Eaton Vance Municipal Bond Fund (EIM)	12,645			166,535
Invesco Municipal Opportunity Trust (VMO)	67,520			825,094
Invesco Municipal Trust (VKQ)	76,548			919,341
Invesco Quality Municipal Income Trust (IQI)	80,200			991,272
Invesco Van Kampen Advantage Muni Income Trust (VKI)	76,507			827,041
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	71,847			892,340
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	163,972			2,351,358
Nuveen Dividend Advantage Municipal Income Fund (NVG)	20,000			313,200
Nuveen Pennsylvania Quality Municipal Income Fund (NQP)	5,000			67,200

See accompanying notes to financial statements.

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Quantity	Fair Value ($)

Nuveen Quality Municipal Income Fund (NAD)	163,973	2,380,888
Putnam Municipal Opportunities Trust (PMO)	15,000	194,550

Total Investment Companies (cost: $16,821,125)		17,007,793

Total Investments in Securities - 98.3% (cost: $321,846,708)		318,376,778

Other Assets and Liabilities, net - 1.7%		5,630,495

Total Net Assets - 100.0%		$324,007,273

[1]

Variable rate security. Rate disclosed is as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2020 was $2,716,604 and represented 0.8% of net assets.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2020 was $31,221,522 and represented 9.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2020 was $2,968,514 and represented 0.9% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2020 was $5,020,261 and represented 1.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	301,368,985	—	301,368,985
Investment Companies	17,007,793	—	—	17,007,793

	17,007,793	301,368,985	—	318,376,778

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	37

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

Fund Performance

The Sit Minnesota Tax-Free Income Fund provided a return of +4.05% during the six months ending September 30, 2020, compared to the return of the Bloomberg Barclays 5-Year Municipal Bond Index of +4.58%. The Fund’s 30-day SEC yield was 1.95%, and its 12-month distribution rate was 2.87%.

Factors that Influenced the Fund’s Performance

The tax-exempt yield curve steepened during the period, as yields on shorter bonds decreased dramatically, and yields on longer bonds also decreased, but to a lesser extent. Specifically, short-term yields decreased by nearly 100 basis points, while intermediate and long-term yields decreased approximately 40-50 basis points. Tax-exempt fund flows were negative throughout most of April and early May, before turning positive for the rest of the period. Municipal issuance more than recovered from the sharp dropoff in March and April, although a meaningful percentage of approximately 30% this year has been taxable. Credit spreads widened during the first 1-2 months of the period, as investors struggled to assess the pandemic’s effects on the municipal market. Subsequently, credit spreads began to tighten due to the resumption of positive fund flows and the extraordinary fiscal and monetary stimulus provided by the U.S. Government and U.S. Federal Reserve, respectively.

The Fund benefited from its longer than benchmark duration, as the Fund’s longer duration bonds contributed favorably to performance during the six-month period. The Fund’s meaningful allocation to BBB-rated and non-rated bonds was also positive as credit spreads began to tighten. Both of these factors led the Fund to benefit from positions in education/student loan revenue bonds, multi-family mortgage revenue bonds, and industrial development revenue/pollution control revenue bonds. Conversely, the Fund’s significant weightings in single-family mortgage revenue bonds and hospital/healthcare revenue bonds lagged the benchmark.

Outlook and Positioning

The pandemic related economic slowdown’s impact on state and local government budgets remains a concern for investors. While it is too early to accurately predict the magnitude, it is reasonable to say that municipalities will likely feel the effects through at least FY22. While we expect to see an increase in downgrades, the outlook for municipals remains positive. If state and local governments do not receive significant help from the federal government, they will either have to cut expenses, raise taxes, or both. If they raise taxes, it could increase the attractiveness of tax-exempt bonds. Minnesota was proactive in cutting spending early in the pandemic in anticipation of losing tax

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

revenue and increasing expenditures due to the coronavirus and its effects on the state. The impact on Minnesota’s FY20-21 budget has already been substantial, as the state has gone from a projected surplus of $1.3 billion last November to a forecast for a $2.4 billion deficit for the biennium. The state and local governments will face tax and spending decisions, more so if additional federal funding is absent.

The Fund continues to emphasize income as the primary driver of return over the long-run and maintains a significant yield advantage over the benchmark in this regard. The Fund’s longer than benchmark duration, significant weighting to housing issues, and meaningful position in non-rated credits contribute to this income advantage. We are closely monitoring issuer and state-level budget decisions to manage credit risk and believe the Fund is positioned to achieve attractive risk-adjusted returns in the future.

Paul J. Jungquist, CFA

Senior Portfolio Manager

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2020

	Sit Minnesota Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni. Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]
Six Months	4.05%	4.58%	n/a
One Year	2.05	4.56	2.59%
Five Years	3.36	2.79	3.15
Ten Years	3.91	2.79	3.60
Since Inception (12/1/93)	4.61	4.24	4.38

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index made for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	20.5%
Single Family Mortgage	18.6
Education/Student Loan	15.6
Hospital/Health Care	15.2
General Obligation	9.8
Municipal Lease	5.1
Sectors less than 5.0%	11.9
Cash & Other Net Assets	3.3

Based on total net assets as of September 30, 2020. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/20:	$10.63 Per Share
Net Asset Value 3/31/20:	$10.37 Per Share
Total Net Assets:	$651.9 Million
Average Maturity:	16.6 Years
Effective Duration[3]:	5.1 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities:

A	1.3%
BBB	4.9
BB	16.7
<BB	2.0

Total	24.9%

SEPTEMBER 30, 2020	39

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 95.7%

Education/Student Loan - 15.6%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,030,920
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,275,375
Baytown Township Rev. (St. Croix Prep)	1,935,000	4.25	8/1/46	1,986,181
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	513,405
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	945,018
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,134,760
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,801,642
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	638,438
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	289,520
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	305,487
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	622,023
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	530,795
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	933,156
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	651,540
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,087,180
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	614,179
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,100,380
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	793,305
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	940,214
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,063,560
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,045,590
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,943,203
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	466,297
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	806,340
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,061,590
Independence Charter School Lease Rev. (Beacon Academy Proj.)	440,000	4.25	7/1/26	454,938
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	770,820
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,222,092
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	800,000	4.00	7/1/26	825,464
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	270,000	6.25	3/1/21	263,893
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	579,776
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,437,616
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,052,950
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,061,060
MN Higher Education Fac. Auth. Rev. (Augsburg College)	1,925,000	4.25	5/1/40	1,802,532
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,298,244
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,717,000
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,017,240
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,078,201
MN Higher Education Fac. Auth. Rev. (College of St. Scholastica)	1,100,000	4.00	12/1/40	1,160,423
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,322,762
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	560,375
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	555,690
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	553,940
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	445,704
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	553,610
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,409,214
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	830,625
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	4,397,720
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	870,045
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	1,023,893

See accompanying notes to financial statements.

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Office of Higher Education Rev. [8]	3,500,000	2.65	11/1/38	3,456,985
MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,428,200
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,361,850
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	504,162	4.98	4/25/27	504,253
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	398,902
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,912,364
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,300,000	5.00	8/1/22	3,373,491
Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,525,166
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	506,390
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,034,250
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	350,000	3.00	4/1/21	238,000
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	1,850,000	5.00	4/1/36	1,258,000
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	768,698
St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,245,094
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	751,058
St. Paul Hsg. & Redev. Auth. (German Immersion School)	285,000	4.00	7/1/23	293,824
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	898,348
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	519,455
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,065,000	4.25	12/1/23	1,111,253
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,580,775
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	409,988
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	741,730
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,149,301
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,185,000	4.00	7/1/25	1,239,332
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	1,010,676
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	606,371
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	870,000	5.00	7/1/55	945,072
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	195,000	4.75	9/1/22	197,469
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	506,400
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	135,000	5.70	9/1/21	140,351
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	631,986
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	1,030,850
St. Paul Hsg. & Redev. Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,142,610
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	726,355
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	629,610
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,033,900
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,212,010
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,544,054
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	364,010
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	230,443

				101,504,799

Escrowed To Maturity/Prerefunded - 1.4%
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,445,824
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	792,690
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,056,920
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,458,698

				8,754,132

General Obligation - 9.8%
Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,133,540
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,525,840
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,449,120

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	41

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Cloquet Independent School District No. 94	4,250,000	4.00	2/1/36	4,612,482
Elk River Independent School District No. 728	7,000,000	3.00	2/1/40	7,393,400
Fosston Independent School District No. 601	250,000	4.00	2/1/36	280,718
Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,117,010
Long Prairie G.O. [8]	750,000	4.00	2/1/37	819,900
Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,532,080
Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,243,600
Minneapolis G.O.	5,000,000	3.00	12/1/42	5,261,950
Minneapolis Special School District No. 1	1,000,000	4.00	2/1/40	1,179,930
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,207,325
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	933,220
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,782,400
Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,057,940
Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,550,098
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,688,750
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	581,388
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	791,768
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,233,075
Worthington Independent School District No. 518	1,000,000	3.00	2/1/37	1,064,380
Worthington Independent School District No. 518	500,000	3.00	2/1/40	528,885

				63,968,799

Hospital/Health Care - 15.2%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,197,550
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,494,270
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,235,920
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	279,377
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	541,675
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	350,000	4.00	9/1/39	286,947
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	500,000	5.00	9/1/44	468,835
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,112,839
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,081,220
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	974,710
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	974,370
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	973,300
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,700,000	5.75	8/1/30	1,696,056
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,046,840
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	575,000	4.75	6/15/22	594,700
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,689,264
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,109,980
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,168,827
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,294,582
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	481,935
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,757,367
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	4,453,013
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	955,218
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,351,220
Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,414,810
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,134,890
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,989,974
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,988,925
Minneapolis Rev. Ref. (Walker Campus)	595,000	4.50	11/15/20	594,958
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	544,978

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,524,990
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,024,150
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,386,125
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	7,145,050
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,505,310
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	840,934
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,484,284
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,733,475
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	554,310
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,301,850
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	602,285
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,129,175
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	847,215
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,426,160
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,175,810
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,521,968
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,293,300
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	525,032
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	750,195
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,067,204
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	500,115
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,809,970	5.63	10/1/33	1,814,260
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	820,000	4.25	8/1/24	820,492
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,015,190
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	546,853	6.00	9/1/25	10,937
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	525,820	6.50	9/1/34	10,516

				98,898,882

Industrial/Pollution Control - 0.6%
International Falls Rev. (Boise Cascade Corp. Proj.)	925,000	5.65	12/1/22	919,866
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,109,140
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,119,920
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	1,007,780

				4,156,706

Insured - 0.4%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	533,700
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	55,000	4.00	3/1/22	55,138
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	750,000	5.13	7/1/30	764,730
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,017,030

				2,370,598

Multifamily Mortgage - 20.5%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	695,000	3.50	11/1/20	695,021
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	315,000	4.00	11/1/21	316,912
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,049,460
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,079,470
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	465,980
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	453,840
Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	2,047,100
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,547,355
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	4.00	1/1/25	1,019,689
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	446,335
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,235,000	4.00	1/1/26	1,121,837

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	43

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	841,480
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,145,535
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,775,000	4.38	1/1/47	1,929,985
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	1,914,300
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,530,000	6.75	1/1/27	1,342,682
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	765,170
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	2,950,230
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	485,000	5.13	7/1/25	469,005
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,517,183
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,327,800
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	565,000	6.00	1/1/27	566,113
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	794,047
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,508,085
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,020,918
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	908,550
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	880,700
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,418,575
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,285,130
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,655,505
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	776,490
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	514,420
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,300,306
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,431,501	3.75	11/1/34	3,852,957
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	237,250
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.25	7/1/39	975,930
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.45	7/1/44	979,820
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	517,610
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	5.00	7/1/49	1,025,240
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,769,535
Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	5,062,200
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,056,696
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	376,339
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,504,980
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	983,510
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	504,240
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,930,157	3.00	11/1/34	2,034,463
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	256,968
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,805,408
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,075,970
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	304,447
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	284,792
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	370,701
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	369,800
MN Hsg. Fin. Agy. Rev.	515,000	4.00	8/1/39	606,794
MN Hsg. Fin. Agy. Rev.	535,000	4.00	8/1/40	628,031
MN Hsg. Fin. Agy. Rev.	815,000	4.00	8/1/41	954,137
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	287,430
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,296,220
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,145,670
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	275,727
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	975,430
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	240,818
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,432,935

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,035,240
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,608,195
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,052,850
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	864,019
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	325,000	5.00	11/1/27	328,400
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	330,000	5.00	11/1/32	333,432
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	500,000	5.00	11/1/42	504,995
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,012,420
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,303,826
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,042,580
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,800,000	5.00	8/1/48	1,852,740
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	773,402
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,684,625
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	268,375
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,143,680
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,275,000	5.00	9/1/42	1,277,894
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,152,683
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,000,000	5.25	9/1/30	1,012,470
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,174,746
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,678,061
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	266,618
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,131,580
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	671,070
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	969,120
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,437,945
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,185,000	4.25	12/1/27	2,290,011
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,566,248
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	685,000	5.20	11/1/22	684,959
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	999,930
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,421,391
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,070,660
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,087,861
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,041,530
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,606,018
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	735,371
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	954,880
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,488,540
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,046,200
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,865,472
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	249,230
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,623,755

				133,580,278

Municipal Lease [9] - 5.1%
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	624,282
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,221,440
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	759,738
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	548,280
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,151,170
Duluth Independent School District No. 709	750,000	4.20	3/1/34	752,070
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,354,100
Duluth Independent School District No. 709	785,000	5.13	3/1/29	786,256
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,086,610

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	539,450
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,161,150
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,677,390
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,016,050
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,780,602
Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	640,001
Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	357,069
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	502,992
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	360,709
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	330,537
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	421,428
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	552,275
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	831,008
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,218,360
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	676,350
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,092,033
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	333,654
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,159,920
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,096,750
Plymouth Intermediate District No. 287	535,000	3.00	5/1/32	567,148
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	519,519
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	676,710
Rochester Economic Dev. Auth. Rev.	1,000,000	2.13	2/1/38	1,009,520
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,129,197
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	974,750
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	810,788
Waconia Independent School District No. 110	500,000	5.00	2/1/37	570,185
Winona School District No. 861 Lease Purchase	184,456	6.04	8/1/24	184,637
Wright Co.	1,350,000	3.00	12/1/39	1,460,146

				32,934,274

Municipal Money Market - 0.8%
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	5,400,000	0.10	12/1/27	5,400,000

Other Revenue Bonds - 3.8%
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,098,010
Crystal Governmental Fac. Rev.	352,602	5.10	12/15/26	336,594
Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	249,982
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	180,513
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	135,592
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	268,980
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	323,654
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	172,599
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	203,452
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	262,803
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,009,230
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,019,280
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	694,000	5.00	2/15/27	694,805
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,864,725
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	575,000	5.00	2/1/23	575,351
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	733,000	6.38	2/15/28	737,530
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	370,000	6.75	3/1/28	370,240
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	695,000	6.50	3/1/29	695,834
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	867,000	7.00	2/15/28	872,323

See accompanying notes to financial statements.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	648,000	7.50	2/15/28	648,726
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,877,868
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,004,530
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	545,680
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,792,820

				24,941,121

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,408,188

Sales Tax Revenue - 1.2%
American Samoa Economic Development Authority Rev. 4, [11]	700,000	6.00	9/1/23	750,302
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,318,400
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,016,695
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,636,754

				7,722,151

Single Family Mortgage - 18.6%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	850,000	4.45	12/1/32	864,926
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	290,000	4.63	12/1/30	290,278
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	430,000	4.88	12/1/33	432,313
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	25,666	5.13	12/1/40	25,750
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	365,000	4.45	12/1/27	367,358
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	368	5.00	12/1/38	368
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	14,219	5.25	12/1/40	14,266
MN Hsg. Fin. Agy. Homeownership Fin.	1,920,977	2.35	6/1/50	1,953,480
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,750,000	2.45	7/1/45	3,792,225
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,122,089	2.47	1/1/50	2,170,876
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,100,000	2.55	1/1/51	6,108,479
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,092,088	3.15	6/1/49	2,191,587
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,831,794	3.30	3/1/48	4,029,745
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,989,981	3.30	5/1/48	3,144,443
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,523,094	3.45	3/1/49	1,597,177
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,436,725	3.60	1/1/49	1,511,190
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,382,463	3.75	11/1/48	1,461,457
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,800,000	4.40	7/1/32	2,855,440
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,420,000	4.45	7/1/31	2,472,078
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,300,000	4.70	1/1/31	1,330,186
MN Hsg. Fin. Agy. Residential Hsg. Rev.	1,335,000	3.30	7/1/29	1,461,531
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,300,000	3.63	7/1/25	1,314,807
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,695,000	3.90	7/1/30	1,744,664
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,045,000	2.45	7/1/34	3,146,368
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	9,780,000	2.55	7/1/39	9,996,920
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,800,000	2.70	7/1/44	3,872,314
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,155,000	2.75	7/1/44	7,294,594
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,735,000	2.80	1/1/44	4,868,764
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	785,000	3.10	7/1/35	839,989
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	875,000	3.15	1/1/37	934,824
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,120,000	3.30	1/1/30	1,224,026
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	770,000	3.30	7/1/33	849,333
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,920,000	3.30	1/1/34	6,427,107
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,435,000	3.35	7/1/29	1,464,805
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,100,000	3.40	7/1/38	1,175,801
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,530,000	3.50	1/1/32	6,944,786

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,825,000	3.60	7/1/31	4,005,502
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,040,000	3.60	7/1/33	2,119,784
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,430,000	3.63	7/1/32	1,500,485
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,830,000	3.65	7/1/37	3,100,972
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	740,000	3.80	1/1/33	838,494
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,590,000	3.80	7/1/38	4,759,004
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,150,000	3.90	7/1/43	4,294,130
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	65,000	4.00	7/1/40	65,866
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,385,000	4.00	1/1/48	1,513,791
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,325,000	4.00	7/1/48	3,654,940
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	455,000	5.00	1/1/31	465,679
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	2,830,000	3.70	1/1/31	3,089,398
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	990,000	4.00	1/1/47	1,058,983
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	785,000	4.00	1/1/41	826,338

				121,467,621

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,225,224
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	667,092

				1,892,316

Utility - 2.2%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,248,260
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	552,475
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,375,262
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,266,492
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,000,000
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	758,120
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	601,115
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,184,240
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	948,465
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	1,010,654
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	738,004
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	895,096
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,301,100
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	721,674

				14,600,957

Total Municipal Bonds (cost: $606,325,681)				623,600,822

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,347,668
Nuveen Minnesota Municipal Income Fund (NMS)	159,408			2,247,493

Total Investment Companies (cost: $7,237,880)				6,595,161

Total Investments in Securities - 96.7% (cost: $613,563,561)				630,195,983
Other Assets and Liabilities, net - 3.3%				21,724,183

Total Net Assets - 100.0%				$651,920,166

See accompanying notes to financial statements.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

[1]

Variable rate security. Rate disclosed is as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2020 was $1,517,453 and represented 0.2% of net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2020 was $13,031,883 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2020 was $21,453 and represented 0.0% of net assets.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2020, 3.4% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2020 was $32,934,274 and represented 5.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2020 was $15,784,269 and represented 2.4% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	623,600,822	—	623,600,822
Investment Companies	6,595,161	—	—	6,595,161

	6,595,161	623,600,822	—	630,195,983

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	49

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2020

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$487,511,642	$100,733,924	$321,846,708	$613,563,561

Investments in securities, at fair value - see accompanying schedule for detail	$504,431,943	$102,090,474	$318,376,778	$630,195,983
Cash in bank on demand deposit	—	5,617	6,047,060	16,046,362
Cash collateral held at broker	—	50,000	—	—
Accrued interest and dividends receivable	1,831,430	447,252	3,745,721	6,877,793
Receivable for investment securities sold	7,023	73,879	—	—
Receivable for Fund shares sold	469,308	1,554	114,036	563,118

Total assets	506,739,704	102,668,776	328,283,595	653,683,256

LIABILITIES
Disbursements in excess of cash balances	123,217	—	—	—
Payable for investment securities purchased	20,073,226	600,098	3,613,210	501,903
Payable for Fund shares redeemed	2,152,312	2,792	181,398	660,834
Cash portion of dividends payable to shareholders	28,078	4,029	268,579	174,008
Variation margin on futures contracts	—	4,519	—	—
Accrued supervisory and administrative fees	231,233	—	—	—
Accrued investment management fees	78,671	73,828	213,135	426,345

Total liabilities	22,686,737	685,266	4,276,322	1,763,090

Net assets applicable to outstanding capital stock	$484,052,967	$101,983,510	$324,007,273	$651,920,166

Net assets consist of:
Capital (par value and paid-in surplus)	$485,146,405	$102,169,214	$336,979,040	$637,554,964
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(1,093,438)	(185,704)	(12,971,767)	14,365,202

	$484,052,967	$101,983,510	$324,007,273	$651,920,166

Outstanding shares:
Class S Shares (Class S)*	38,650,095	10,223,916	33,083,134	61,335,737

Class Y Shares (Class Y)*	4,364,976	—	—	—

Net assets applicable to outstanding shares:
Net Assets (Class S) *	$434,947,816	$101,983,510	$324,007,273	$651,920,166

Net Assets (Class Y) *	49,105,151	—	—	—

Net asset value per share of outstanding capital stock:
Net Asset Value (Class S) *	$11.25	$9.97	$9.79	$10.63

Net Asset Value (Class Y) *	11.25	—	—	—

* Sit U.S. Government Securities Fund offers multiple share classes (S and Y). All other Funds offer a single share class.

See accompanying notes to financial statements.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2020

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$361,033	$113,672
Interest	$5,183,607	$989,969	5,574,368	11,920,030

Total income	5,183,607	989,969	5,935,401	12,033,702

Expenses (note 4):
Investment management fee	450,134	430,666	1,266,043	2,545,861
Supervisory and administrative fee	1,331,390	—	—	—

Total expenses	1,781,524	430,666	1,266,043	2,545,861

Net investment income	3,402,083	559,303	4,669,358	9,487,841

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(248,266)	66,454	(177,626)	207,457
Net realized gain (loss) on futures	—	670	—	—

Net change in unrealized appreciation (depreciation) on investments	(52,010)	1,375,258	7,843,646	15,152,713
Net change in unrealized appreciation (depreciation) on futures	—	(4,519)	—	—

Net gain (loss)	(300,276)	1,437,863	7,666,020	15,360,170

Net increase (decrease) in net assets resulting from operations	$3,101,807	$1,997,166	$12,335,378	$24,848,011

See accompanying notes to financial statements.

SEPTEMBER 30, 2020	51

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government Securities Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Operations:
Net investment income	$3,402,083	$8,479,108
Net realized gain (loss) on investments, written options and futures	(248,266)	(1,745,753)
Net change in unrealized appreciation (depreciation) of investments, written options and futures	(52,010)	14,303,888

Net increase (decrease) in net assets resulting from operations	3,101,807	21,037,243

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	—	—
Common shares (Class S)	(3,226,966)	(8,509,113)
Common shares (Class Y)	(175,370)	(60,462)

Total distributions	(3,402,336)	(8,569,575)

Capital share transactions:
Proceeds from shares sold
Class S Shares	117,513,627	101,588,852
Class Y Shares	36,859,942	13,495,056
Reinvested distributions
Class S Shares	3,072,775	7,974,475
Class Y Shares	160,736	51,559
Payments for shares redeemed
Class S Shares	(90,394,580)	(144,047,050)
Class Y Shares	(928,322)	(775,130)

Increase (decrease) in net assets from capital transactions	66,284,178	(21,712,238)

Total increase (decrease) in net assets	65,983,649	(9,244,570)

Net assets:
Beginning of period	418,069,318	427,313,888

End of period	$484,052,967	$418,069,318

Capital transactions in shares:
Sold
Class S Shares	10,419,009	45,551,026
Class Y Shares	3,270,636	1,227,355
Reinvested distributions
Class S Shares	272,825	723,317
Class Y Shares	14,277	4,611
Redeemed
Class S Shares	(8,019,237)	(49,435,171)
Class Y Shares	(82,388)	(69,515)

Net increase (decrease)	5,875,122	(1,998,377)

See accompanying notes to financial statements.

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Minnesota Tax-Free Income Fund
Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

$559,303	$1,525,198	$4,669,358	$8,630,509	$9,487,841	$18,682,152
67,124	345,244	(177,626)	(1,465,404)	207,457	(323,774)
1,370,739	(149,979)	7,843,646	(5,319,636)	15,152,713	(9,036,335)

1,997,166	1,720,463	12,335,378	1,845,469	24,848,011	9,322,043

(559,284)	(1,535,098)	(4,669,753)	(8,761,294)	(9,487,878)	(18,780,673)
—	—	—	—	—	—
—	—	—	—	—	—

(559,284)	(1,535,098)	(4,669,753)	(8,761,294)	(9,487,878)	(18,780,673)

17,310,217	41,736,062	43,327,872	136,550,794	64,925,573	173,103,966
—	—	—	—	—	—

534,638	1,420,239	3,072,692	6,513,741	8,258,038	16,426,302
—	—	—	—	—	—

(7,572,257)	(35,355,615)	(43,354,735)	(70,203,739)	(78,645,887)	(155,815,141)
—	—	—	—	—	—

10,272,598	7,800,686	3,045,829	72,860,796	(5,462,276)	33,715,127

11,710,480	7,986,051	10,711,454	65,944,971	9,897,857	24,256,497

90,273,030	82,286,979	313,295,819	247,350,848	642,022,309	617,765,812

$101,983,510	$90,273,030	$324,007,273	$313,295,819	$651,920,166	$642,022,309

1,745,113	4,246,769	4,516,807	13,869,208	6,192,325	16,257,684
—	—	—	—	—	—

53,801	144,292	318,209	661,211	788,698	1,540,122
—	—	—	—	—	—

(764,012)	(3,598,408)	(4,534,387)	(7,262,186)	(7,568,568)	(14,784,906)
—	—	—	—	—	—

1,034,902	792,653	300,629	7,268,233	(587,545)	3,012,900

SEPTEMBER 30, 2020	53

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended
Class S	September 30, 2020 (Unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value:
Beginning of period	$11.26	$10.92	$10.80	$10.90	$11.07	$11.09

Operations:
Net investment income [1]	0.08	0.22	0.23	0.18	0.17	0.20
Net realized and unrealized gains (losses) on investments, written options and futures	(0.01)	0.34	0.12	(0.10)	(0.17)	(0.02)

Total from operations	0.07	0.56	0.35	0.08	—	0.18

Distributions from:
Net investment income	(0.08)	(0.22)	(0.23)	(0.18)	(0.17)	(0.20)

Net Asset Value:
End of period	$11.25	$11.26	$10.92	$10.80	$10.90	$11.07

Total investment return [2]	0.66%	5.25%	3.31%	0.76%	0.02%	1.63%

Net assets at end of period (000’s omitted)	$434,948	$404,985	$427,314	$527,748	$643,304	$663,676

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.50%	2.06%	2.13%	1.68%	1.57%	1.81%

Portfolio turnover rate (excluding short-term securities)	9.78% [4]	29.91%	14.88%	14.68%	29.00%	28.65%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended
Class Y	September 30, 2020	Period Ended March 31,
	(Unaudited)	2020 [1]
Net Asset Value:
Beginning of period	$11.26	$10.97

Operations:
Net investment income [2]	0.11	0.06
Net realized and unrealized gains (losses) on investments, written options and futures	(0.02)	0.29

Total from operations.	0.09	0.35

Distributions from:
Net investment income	(0.10)	(0.06)

Net Asset Value:
End of period	$11.25	$11.26

Total investment return [3]	0.80%	3.20%

Net assets at end of period (000’s omitted)	$49,105	$13,085

Ratios: [4]
Expenses	0.55%	0.55%[5]
Net investment income	1.90%	2.19%

Portfolio turnover rate (excluding short-term securities)	9.78%[6]	29.91%

[1]	The inception date of Class Y shares was January 1, 2020.

[2]	The net investment income per share is based on average shares outstanding for the period.

[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]

Sit U.S. Government Securities Fund Class Y shares were first issued on January 1, 2020, and therefore the fees presented reflect the fees provided for in the Investment Management Agreement and Supervision and Administration Agreement.

[6]	Not annualized.

SEPTEMBER 30, 2020	55

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended
	September 30, 2020 (Unaudited)	Years Ended March 31,
		2020	2019	2018	2017	2016

Net Asset Value:
Beginning of period	$9.82	$9.80	$9.78	$9.83	$9.83	$9.94

Operations:
Net investment income [1]	0.06	0.18	0.19	0.13	0.09	0.10
Net realized and unrealized gains (losses) on investments, written options and futures	0.15	0.02	0.02	(0.05)	—	(0.11)

Total from operations	0.21	0.20	0.21	0.08	0.09	(0.01)

Distributions from:
Net investment income	(0.06)	(0.18)	(0.19)	(0.13)	(0.09)	(0.10)

Net Asset Value:
End of period	$9.97	$9.82	$9.80	$9.78	$9.83	$9.83

Total investment return [2]	2.12%	2.04%	2.17%	0.79%	0.91%	(0.10% )

Net assets at end of period (000’s omitted)	$101,984	$90,273	$82,287	$74,542	$73,861	$66,880

Ratios: [3]
Expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.17%	1.80%	1.96%	1.31%	0.91%	1.02%

Portfolio turnover rate (excluding short-term securities)	31.85%[4]	117.52%	68.93%	81.14%	84.03%	90.38%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended September 30, 2020	Years Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016

Net Asset Value:
Beginning of period	$9.56	$9.69	$9.66	$9.49	$9.80	$9.68

Operations:
Net investment income [1]	0.14	0.29	0.32	0.39	0.35	0.33
Net realized and unrealized gains (losses) on investments and futures	0.23	(0.13)	0.03	0.17	(0.31)	0.12

Total from operations	0.37	0.16	0.35	0.56	0.04	0.45

Distributions from:
Net investment income	(0.14)	(0.29)	(0.32)	(0.39)	(0.35)	(0.33)

Net Asset Value:
End of period	$9.79	$9.56	$9.69	$9.66	$9.49	$9.80

Total investment return [2]	3.93%	1.66%	3.67%	6.00%	0.37%	4.78%

Net assets at end of period (000’s omitted)	$324,007	$313,296	$247,351	$196,018	$160,445	$156,890

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.95%	2.95%	3.37%	4.03%	3.58%	3.45%

Portfolio turnover rate (excluding short-term securities)	11.82%[4]	14.33%	13.80%	15.72%	25.41%	23.11%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2020	57

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2020	Years Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value:
Beginning of period	$10.37	$10.49	$10.39	$10.29	$10.63	$10.57

Operations:
Net investment income [1]	0.16	0.30	0.32	0.32	0.32	0.34
Net realized and unrealized gains (losses) on investments and futures	0.26	(0.12)	0.10	0.10	(0.34)	0.06

Total from operations	0.42	0.18	0.42	0.42	(0.02)	0.40

Distributions from:
Net investment income	(0.16)	(0.30)	(0.32)	(0.32)	(0.32)	(0.34)

Net Asset Value:
End of period	$10.63	$10.37	$10.49	$10.39	$10.29	$10.63

Total investment return [2]	4.05%	1.46%	4.15%	4.08%	(0.19% )	3.89%

Net assets at end of period (000’s omitted)	$651,920	$642,022	$617,766	$551,163	$529,821	$508,209

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.98%	2.80%	3.12%	3.05%	3.06%	3.25%

Portfolio turnover rate (excluding short-term securities)	3.15%[4]	10.05%	9.25%	12.97%	16.18%	10.45%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2020	59

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2020

(1)	Organization

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
U.S. Government Securities Fund	High level of current income and safety of principal.
Quality Income Fund	High level of current income and safety of principal.
Tax-Free Income Fund	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income Fund	High level of current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

The U.S. Government Securities Fund offer Class S and Class Y shares. Both classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

60	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2020, the average volume of derivative activity, calculated on a quarterly basis (monthly for U.S. Government Securities Fund), was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$69,605	—	$18,187,500

Quality Income Fund
Treasury futures - short	—	—	1,176,292

The number of open option contracts and open futures contracts outstanding as of September 30, 2020 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2020	61

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2020 (Continued)

Statement of Assets and Liabilities - Values of derivatives as of September 30, 2020

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Quality Income Fund
Treasury futures	—	$4,519 [1]

[1]	Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation(depreciation) of futures as reportedin the Schedule of Investments.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2020:

	Amount of Realized	Change in Unrealized
	Gain (Loss) on Derivatives [3]	Appreciation (Depreciation) on Derivatives [4]
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	($246,616)	$194,397

Quality Income Fund
Treasury futures	670	(4,519)

[3]	Statement of Operations location: Net realized gain (loss) on investments and net realized gain (loss) on futures, respectively.
[4]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments and net change in unrealized appreciation (depreciation) on futures, respectively.

62	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2020 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

SEPTEMBER 30, 2020	63

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2020 (Continued)

At September 30, 2020, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
U.S. Government Securities - Investments	$17,945,589	($1,025,288)	$16,920,301	$487,511,642
Quality Income - Investments	1,558,408	(201,858)	1,356,550	100,733,924
Tax-Free Income - Investments	15,180,969	(18,650,899)	(3,469,930)	321,846,708
Minnesota Tax-Free Income - Investments	25,821,034	(9,188,612)	16,632,422	613,563,561

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2020 and 2019 were as follows:

Year Ended March 31, 2020:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities	$8,592,078	—	—	$8,592,078
Quality Income	1,540,562	—	—	1,540,562
Tax-Free Income*	51,791	$8,593,961	—	8,645,752
Minnesota Tax-Free Income*	21,281	18,749,227	—	18,770,508
*99.4% and 99.9% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2019:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities	$10,088,083	—	—	$10,088,083
Quality Income	1,541,309	—	—	1,541,309
Tax-Free Income*	155,254	$7,037,416	—	7,192,670
Minnesota Tax-Free Income*	43,587	17,831,078	—	17,874,665
*97.8% and 99.8% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)

U.S. Government Securities	$34,347	—	($17,495,957)	$17,166,708
Quality Income	4,622	—	(1,544,827)	(20,188)
Tax-Free Income	—	$258,577	(9,326,582)	(11,319,611)
Minnesota Tax-Free Income	—	174,777	(2,526,401)	1,563,873

64	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Net capital loss carryovers and late year losses, if any, as of March 31, 2020, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2020, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses
	Short-Term	Long-Term
U.S. Government Securities	$8,515,454	$8,980,503	—	$17,495,957
Quality Income	307,300	1,237,527	—	1,544,827
Tax-Free Income	1,339,517	7,987,065	—	9,326,582
Minnesota Tax-Free Income	1,267,950	1,258,451	—	2,526,401

For the year ended March 31, 2020, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired
Quality Income	$770,253	—
Minnesota Tax-Free Income	9,712	—

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

SEPTEMBER 30, 2020	65

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2020 (Continued)

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2020, were as follows:

	Purchases		Proceeds
	U.S. Government	Other	U.S. Government	Other
U.S. Government Securities	$79,504,692	$10,180,017	$39,936,336	$898,279
Quality Income	20,316,985	19,073,023	4,999,138	19,971,265
Tax-Free Income	—	43,402,351	—	35,772,237
Minnesota Tax-Free Income	—	19,547,473	—	39,709,743

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries and with respect to the U.S. Government Securities Fund, an additional separate supervision and administration agreement. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

	Advisory Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Class S [1]	0.20%	0.60%	0.80%
U.S. Government Securities Class Y [2]	0.20%	0.35%	0.55%
Quality Income	0.90%	—	0.90%
Tax-Free Income	0.80%	—	0.80%
Minnesota Tax-Free Income	0.80%	—	0.80%

[1]	The supervisory and administrative fee was effective January 1, 2020. Prior to January 1, 2020, the advisory fee was 0.80% and the total management fee was 0.80%.
[2]

Sit U.S. Government Securities Fund Class Y shares were first issued on January 1, 2020, and therefore the fees presented reflect the fees provided for in the Investment Management Agreement and Supervision and Administration Agreement.

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2020:

	Shares	% Shares Outstanding
U.S. Government Securities Class S	192,535	0.5
U.S. Government Securities Class Y	657,899	15.1
Quality Income	7,897,376	77.2
Tax-Free Income	1,176,726	3.6
Minnesota Tax-Free Income	1,924,824	3.1

66	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2020 to September 30, 2020.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period (4/1/20- 9/30/20)*
U.S. Government Securities Fund
Actual
Class S	$1,000	$1,006.60	$4.02
Class Y	$1,000	$1,008.00	$2.78
Hypothetical
Class S	$1,000	$1,021.06	$4.05
Class Y	$1,000	$1,022.31	$2.79
Quality Income Fund
Actual	$1,000	$1,021.20	$4.56
Hypothetical	$1,000	$1,020.56	$4.56
Tax-Free Income Fund
Actual	$1,000	$1,039.30	$4.09
Hypothetical	$1,000	$1,021.06	$4.05
Minnesota Tax-Free Income Fund
Actual	$1,000	$1,040.50	$4.09
Hypothetical	$1,000	$1,021.06	$4.05

* Expenses are equal to the Funds’ annualized expense ratio of 0.80% for the U.S. Government Securities, Class S, Tax-Free Income and Minnesota Tax-Free Funds; 0.55% for the U.S. Government Securities, Class Y; and 0.90% for the Quality Income Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

SEPTEMBER 30, 2020	67

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that Sit Investment uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

68	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Semi-Annual Report September 30, 2020

INVESTMENT ADVISER	INDEPENDENT REGISTERED PUBLIC

Sit Investment Associates, Inc.	ACCOUNTING FIRM

80 S. Eighth Street	KPMG LLP

Suite 3300	Minneapolis, MN

Minneapolis, MN 55402

GENERAL COUNSEL
CUSTODIAN	Dorsey & Whitney LLP

The Bank Of New York Mellon	Minneapolis, MN

111 Sanders Creek Parkway

Syracuse, NY 13057

TRANSFER AGENT AND

DISBURSING AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Sit Mutual Funds

1-800-332-5580 www.sitfunds.com

SIT BOND 9-2020

Item 2: Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Exhibits:

(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section  302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 25, 2020

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date: November 25, 2020